UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        22.2%
--------------------------------------------------------------------------------
Special Tax                                                                12.2
--------------------------------------------------------------------------------
General Obligation                                                          9.5
--------------------------------------------------------------------------------
Gas Utilities                                                               9.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  6.4
--------------------------------------------------------------------------------
Municipal Leases                                                            4.5
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               4.3
--------------------------------------------------------------------------------
Single Family Housing                                                       4.0
--------------------------------------------------------------------------------
Multifamily Housing                                                         3.6
--------------------------------------------------------------------------------
Higher Education                                                            3.4

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        46.7%
--------------------------------------------------------------------------------
AA                                                                          3.4
--------------------------------------------------------------------------------
A                                                                           7.6
--------------------------------------------------------------------------------
BBB                                                                        38.7
--------------------------------------------------------------------------------
BB or lower                                                                 3.6

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 22.28% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Limited Term California Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, the Fund's Class A shares provided a distribution yield of 4.06% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.38% among the 22 funds in its California Short-Intermediate Municipal Debt Funds category as of the same date. 1

      Tax-free income generated more than 80% of the Fund's total return for the reporting period, providing significant benefit to our yield-oriented investors; price appreciation contributed the balance. The Fund's Class A shares generated a 1-year total return of 4.99% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund led its Lipper category in total return for 1- and 3-year periods. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Throughout this reporting period, the monthly dividend for Class A shares held steady at 1.2 cents per share. We believe this demonstrates the benefits of investing with seasoned fund managers who are skilled at finding bonds with generous yields even in challenging credit markets. In all, the Fund distributed
14.4 cents per Class A share in the reporting period ended July 31, 2007, including a small amount of taxable income.

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer Limited Term California Municipal Fund 1st among 19 funds for the past year and 1st among 16 funds for the past 3 years in its California Short-Intermediate Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

bonds accounted for more than one-fifth of Fund investments and comprised the Fund's largest industry category.

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      In this reporting period, the Fund continued to favor bonds issued to finance the infrastructure of new real estate development projects. The credit structure of these Special Tax and Special Assessment bonds (known as "dirt bonds") are advantageous, we believe, because the payments that secure the bonds are on parity with real estate taxes. Additionally, the responsibility for servicing the debt passes to all subsequent property owners as the land is developed and subdivided. Thus, as the number of owners increases, the risk bondholders face decreases. Further, the fear of foreclosure leads most property owners to stay current with their debt service payments--to the benefit of the Fund. In all, Special Tax and Special Assessment bonds constituted 14.3% of the portfolio's market value as of July 31, 2007, included largely attractive holdings and contributed positively to total return.

      Credit spreads were relatively stable this reporting period. AAA- and AA-rated securities continued to represent a significant share of the Fund's market value as of July 31, 2007, as Fund managers scoured the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, about 96% of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was AA-minus.


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. For all share classes, performance is measured from the Fund's inception on February 25, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Limited Term California Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer Limited Term
                       California Municipal             Lehman Brothers
                         Fund (Class A)               Municipal Bond Index
02/25/2004                  $ 9,650                         $10,000
04/30/2004                    9,660                           9,729
07/31/2004                    9,705                           9,857
10/31/2004                   10,079                          10,195
01/31/2005                   10,345                          10,330
04/30/2005                   10,583                          10,392
07/31/2005                   10,945                          10,483
10/31/2005                   11,005                          10,454
01/31/2006                   11,097                          10,623
04/30/2006                   11,122                          10,617
07/31/2006                   11,308                          10,750
10/31/2006                   11,651                          11,054
01/31/2007                   11,737                          11,079
04/30/2007                   11,886                          11,230
07/31/2007                   11,872                          11,209

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year  1.31%   Since Inception (2/25/04)  5.13%


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]
   Oppenheimer Limited Term California Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

                      Oppenheimer Limited Term
                        California Municipal        Lehman Brothers
                          Fund (Class B)          Municipal Bond Index
02/25/2004                   $10,000                   $10,000
04/30/2004                    10,170                     9,729
07/31/2004                    10,194                     9,857
10/31/2004                    10,590                    10,195
01/31/2005                    10,845                    10,330
04/30/2005                    11,068                    10,392
07/31/2005                    11,420                    10,483
10/31/2005                    11,460                    10,454
01/31/2006                    11,532                    10,623
04/30/2006                    11,537                    10,617
07/31/2006                    11,704                    10,750
10/31/2006                    12,030                    11,054
01/31/2007                    12,092                    11,079
04/30/2007                    12,217                    11,230
07/31/2007                    11,978                    11,209

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year 0.05%   Since Inception (2/25/04) 5.40%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 21 FOR FURTHER INFORMATION.


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Limited Term California Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Limited Term
                        California Municipal         Lehman Brothers
                          Fund (Class C)          Municipal Bond Index
02/25/2004                    $10,000                   $10,000
04/30/2004                      9,993                     9,729
07/31/2004                     10,017                     9,857
10/31/2004                     10,384                    10,195
01/31/2005                     10,641                    10,330
04/30/2005                     10,866                    10,392
07/31/2005                     11,219                    10,483
10/31/2005                     11,228                    10,454
01/31/2006                     11,302                    10,623
04/30/2006                     11,340                    10,617
07/31/2006                     11,477                    10,750
10/31/2006                     11,805                    11,054
01/31/2007                     11,871                    11,079
04/30/2007                     12,000                    11,230
07/31/2007                     11,964                    11,209

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year 3.25%   Since Inception (2/25/04) 5.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 21 FOR FURTHER INFORMATION.


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                      BEGINNING    ENDING         EXPENSES
                                      ACCOUNT      ACCOUNT        PAID DURING
                                      VALUE        VALUE          6 MONTHS ENDED
                                      (2/1/07)     (7/31/07)      JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                        $1,000.00    $1,011.50      $5.60
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00     1,019.24       5.62
--------------------------------------------------------------------------------
Class B Actual                         1,000.00     1,007.10       9.80
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00     1,015.08       9.84
--------------------------------------------------------------------------------
Class C Actual                         1,000.00     1,007.90       9.50
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00     1,015.37       9.54

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.12%
---------------------------
Class B           1.96
---------------------------
Class C           1.90

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.0%
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--91.6%
$      40,000   ABAG Finance Authority for NonProfit
                Corporations (Driftwood Family Apartments)            5.300%    06/01/2029      06/01/2010 A    $     40,316
----------------------------------------------------------------------------------------------------------------------------
      280,000   ABAG Finance Authority for NonProfit
                Corporations (Lincoln Glen Manor)                     6.100     02/15/2025      02/15/2008 A         285,530
----------------------------------------------------------------------------------------------------------------------------
      500,000   ABAG Finance Authority for NonProfit
                Corporations (Windemere Ranch)                        6.000     09/01/2024      09/01/2014 A         566,470
----------------------------------------------------------------------------------------------------------------------------
       10,000   ABAG Finance Authority for NonProfit
                Corporations COP                                      5.600     11/01/2023      11/01/2007 A          10,009
----------------------------------------------------------------------------------------------------------------------------
       20,000   ABAG Finance Authority for NonProfit
                Corporations COP                                      5.750     08/15/2014      08/15/2007 A          20,024
----------------------------------------------------------------------------------------------------------------------------
       20,000   ABAG Finance Authority for NonProfit
                Corporations COP                                      5.800     03/01/2023      09/01/2007 A          20,022
----------------------------------------------------------------------------------------------------------------------------
      150,000   ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist Homes
                of the West)                                          5.850     10/01/2027      10/01/2009 A         151,031
----------------------------------------------------------------------------------------------------------------------------
       65,000   ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist Homes
                of the West)                                          6.100     10/01/2017      10/01/2009 A          66,412
----------------------------------------------------------------------------------------------------------------------------
       25,000   ABAG Finance Authority for NonProfit
                Corporations COP (Episcopal Homes
                Foundation)                                           5.125     07/01/2013      07/01/2010 A          25,372
----------------------------------------------------------------------------------------------------------------------------
       90,000   ABAG Finance Authority for NonProfit
                Corporations COP (Home for Jewish Parents)            5.625     05/15/2022      11/15/2007 A          91,921
----------------------------------------------------------------------------------------------------------------------------
       30,000   ABAG Finance Authority for NonProfit
                Corporations COP (Home for Jewish Parents)            5.625     05/15/2022      11/15/2007 A          30,626
----------------------------------------------------------------------------------------------------------------------------
      275,000   ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens)                     6.000     02/15/2019      02/15/2008 A         279,813
----------------------------------------------------------------------------------------------------------------------------
      335,000   ABAG Finance Authority for NonProfit
                Corporations, Series A                               10.446 1   04/20/2019      04/20/2012 A         167,205
----------------------------------------------------------------------------------------------------------------------------
       30,000   ABAG Tax Allocation                                   6.500     12/15/2009      12/15/2007 A          30,184
----------------------------------------------------------------------------------------------------------------------------
       55,000   ABAG Tax Allocation, Series A                         5.800     12/15/2008      12/15/2007 A          55,428
----------------------------------------------------------------------------------------------------------------------------
       55,000   ABAG Tax Allocation, Series A                         6.000     12/15/2014      12/15/2007 A          55,466
----------------------------------------------------------------------------------------------------------------------------
      395,000   Adelanto Improvement Agency, Series B                 5.500     12/01/2023      12/01/2007 A         397,153
----------------------------------------------------------------------------------------------------------------------------
      200,000   Adelanto Public Financing Authority, Series B         6.300     09/01/2028      09/01/2007 A         200,386
----------------------------------------------------------------------------------------------------------------------------
      500,000   Alameda COP 2                                         5.750     12/01/2021      12/01/2007 A         510,745
----------------------------------------------------------------------------------------------------------------------------
       90,000   Alameda County COP (Alameda County
                Medical Center)                                       5.300     06/01/2026      12/01/2007 A          90,101
----------------------------------------------------------------------------------------------------------------------------
       25,000   Alvord Unified School District Community
                Facilities District                                   6.200     09/01/2025      09/01/2007 A          25,513
----------------------------------------------------------------------------------------------------------------------------
       10,000   Anaheim Public Financing Authority                    5.000     10/01/2023      10/01/2008 A          10,257
----------------------------------------------------------------------------------------------------------------------------
        5,000   Anaheim Public Financing Authority                    5.000     09/01/2027      09/01/2007 A           5,055
----------------------------------------------------------------------------------------------------------------------------
      100,000   Anaheim Public Financing Authority                    5.250     02/01/2018      08/01/2007 A         101,970


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   5,000,000   Anaheim Public Financing Authority
                RITES 3                                               8.970% 4  12/28/2018      12/01/2007 A    $  5,289,350
----------------------------------------------------------------------------------------------------------------------------
       20,000   Apple Valley Improvement Bond Act 1915                6.900     09/02/2015      09/02/2007 A          20,646
----------------------------------------------------------------------------------------------------------------------------
       15,000   Aromas Water District                                 5.600     09/01/2018      09/01/2007 A          15,007
----------------------------------------------------------------------------------------------------------------------------
       25,000   Atwater Community Facilities District                 7.875     08/01/2015      08/01/2007 A          25,075
----------------------------------------------------------------------------------------------------------------------------
       20,000   Atwater Public Financing Authority
                (Sewer & Water)                                       5.500     05/01/2028      05/01/2009 A          20,260
----------------------------------------------------------------------------------------------------------------------------
       15,000   Atwater Redevel. Agency
                (Downtown Redevel.)                                   5.500     06/01/2019      06/01/2010 A          15,344
----------------------------------------------------------------------------------------------------------------------------
    2,455,000   Aztec Shops Auxiliary Organization
                (San Diego State University)                          6.000     09/01/2031      09/01/2010 A       2,552,807
----------------------------------------------------------------------------------------------------------------------------
       25,000   Azusa COP                                             5.750     08/01/2020      08/01/2007 A          25,241
----------------------------------------------------------------------------------------------------------------------------
       40,000   Bakersfield Improvement Bond Act 1915                 5.600     09/02/2020      09/02/2007 A          41,214
----------------------------------------------------------------------------------------------------------------------------
       50,000   Bakersfield Improvement Bond Act 1915                 6.100     09/02/2024      09/02/2007 A          51,574
----------------------------------------------------------------------------------------------------------------------------
       25,000   Beaumont Financing Authority, Series A                5.700     09/01/2035      09/01/2017 A          26,172
----------------------------------------------------------------------------------------------------------------------------
      120,000   Beaumont Financing Authority, Series A                7.000     09/01/2023      09/01/2007 A         121,688
----------------------------------------------------------------------------------------------------------------------------
       55,000   Beaumont Financing Authority, Series B                6.000     09/01/2034      09/01/2015 A          58,299
----------------------------------------------------------------------------------------------------------------------------
       30,000   Belmont Redevel. Agency (Los Costano
                Community Devel.)                                     5.500     08/01/2016      08/01/2007 A          30,044
----------------------------------------------------------------------------------------------------------------------------
       50,000   Blythe Redevel. Agency (Redevel. Project
                No. 1 Tax Allocation)                                 5.750     05/01/2034      05/01/2015 A          52,104
----------------------------------------------------------------------------------------------------------------------------
      750,000   Blythe Redevel. Agency (Redevel. Project
                No. 1 Tax Allocation)                                 6.200     05/01/2031      05/01/2011 A         792,000
----------------------------------------------------------------------------------------------------------------------------
      145,000   Bonita Canyon Public Facilities
                Financing Authority                                   5.375     09/01/2028      09/01/2007 A         145,389
----------------------------------------------------------------------------------------------------------------------------
       25,000   Brawley Union High School District                    5.000     08/01/2028      08/01/2007 A          25,418
----------------------------------------------------------------------------------------------------------------------------
       30,000   Brisbane Improvement Bond Act 1915
                (Northeast Ridge)                                     5.875     09/02/2020      09/02/2007 A          30,913
----------------------------------------------------------------------------------------------------------------------------
      205,000   Brisbane Public Financing Authority                   6.000     05/01/2026      05/01/2008 A         208,319
----------------------------------------------------------------------------------------------------------------------------
       35,000   Buena Park Special Tax (Park Mall)                    6.125     09/01/2033      09/01/2007 A          36,070
----------------------------------------------------------------------------------------------------------------------------
      250,000   Burbank Community Facilities District
                Special Tax                                           5.200     12/01/2023      12/01/2016 A         253,768
----------------------------------------------------------------------------------------------------------------------------
       25,000   Burbank Public Service Dept.                          5.125     06/01/2016      06/01/2008 A          25,539
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Affordable Hsg. Agency (Merced
                County Hsg. Authority)                                6.500     01/01/2033      01/01/2013 A         105,605
----------------------------------------------------------------------------------------------------------------------------
    9,815,000   CA County Tobacco Securitization Agency               5.830 1   06/01/2033      06/01/2011 A       2,232,814
----------------------------------------------------------------------------------------------------------------------------
    1,810,000   CA County Tobacco Securitization Agency
                (TASC)                                                0.000 5   06/01/2021      03/15/2014 B       1,575,877
----------------------------------------------------------------------------------------------------------------------------
    1,240,000   CA County Tobacco Securitization Agency
                (TASC)                                                0.000 5   06/01/2028      12/01/2018 A       1,074,510
----------------------------------------------------------------------------------------------------------------------------
    4,035,000   CA County Tobacco Securitization Agency
                (TASC)                                                0.000 5   06/01/2028      01/16/2017 C       3,746,457


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   5,000,000   CA County Tobacco Securitization Agency
                (TASC)                                                0.000% 5  06/01/2036      12/01/2018 A    $  4,331,950
----------------------------------------------------------------------------------------------------------------------------
    4,885,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.000     06/01/2026      10/24/2015 C       4,719,838
----------------------------------------------------------------------------------------------------------------------------
      290,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.500     06/01/2033      06/01/2011 B         295,699
----------------------------------------------------------------------------------------------------------------------------
    1,670,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.750     06/01/2029      11/23/2011 B       1,716,927
----------------------------------------------------------------------------------------------------------------------------
      445,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.750     06/01/2030      06/01/2012 B         483,924
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2027      06/01/2012 A          25,943
----------------------------------------------------------------------------------------------------------------------------
      290,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2035      06/01/2012 A         299,434
----------------------------------------------------------------------------------------------------------------------------
      280,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2043      06/01/2012 A         288,120
----------------------------------------------------------------------------------------------------------------------------
      765,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2029      12/01/2010 B         794,598
----------------------------------------------------------------------------------------------------------------------------
      665,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2035      06/01/2012 A         691,135
----------------------------------------------------------------------------------------------------------------------------
      435,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2042      06/01/2012 A         450,891
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2043      06/01/2012 A          32,953
----------------------------------------------------------------------------------------------------------------------------
   10,700,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.068 1   06/01/2046      06/01/2016 A       1,046,032
----------------------------------------------------------------------------------------------------------------------------
   51,520,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.192 1   06/01/2050      06/01/2016 A       3,860,909
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.250     06/01/2037      06/01/2012 A          52,421
----------------------------------------------------------------------------------------------------------------------------
    3,520,000   CA Dept. of Transportation COP                        5.250     03/01/2016      09/01/2007 A       3,594,307
----------------------------------------------------------------------------------------------------------------------------
       85,000   CA Dept. of Veterans Affairs Home Purchase            5.200     12/01/2027      12/01/2007 A          85,442
----------------------------------------------------------------------------------------------------------------------------
    3,595,000   CA Dept. of Veterans Affairs Home Purchase            5.450     12/01/2019      10/06/2009 C       3,667,871
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Dept. of Veterans Affairs Home Purchase            5.500     12/01/2018      12/01/2008 A          10,242
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA Dept. of Veterans Affairs Home Purchase            5.500     12/01/2019      01/09/2012 A          20,752
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Dept. of Water Resources (Center Valley)           5.000     12/01/2019      12/01/2007 A          30,390
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)           5.000     12/01/2022      12/01/2007 A          15,185
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Dept. of Water Resources (Center Valley)           5.000     12/01/2029      12/01/2008 A          25,180
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)           5.125     12/01/2011      12/01/2007 A          15,167
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Dept. of Water Resources (Center Valley)           5.125     12/01/2012      12/01/2007 A          15,167
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Dept. of Water Resources (Center Valley)           5.250     12/01/2017      12/01/2007 A          45,504
----------------------------------------------------------------------------------------------------------------------------
      515,000   CA Dept. of Water Resources (Center Valley) 2         5.250     07/01/2022      01/01/2008 A         538,433
----------------------------------------------------------------------------------------------------------------------------
      295,000   CA Dept. of Water Resources (Center Valley)           5.375     12/01/2027      12/01/2007 A         298,221


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000   CA Dept. of Water Resources (Center Valley)           5.400%    07/01/2012      01/01/2008 A    $     15,019
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Educational Facilities Authority
                (California College of Arts and Crafts)               5.875     06/01/2030      06/01/2011 A          25,722
----------------------------------------------------------------------------------------------------------------------------
       65,000   CA Educational Facilities Authority
                (College & University Financing)                      5.125     04/01/2017      04/01/2009 A          65,742
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Educational Facilities Authority
                (College & University Financing)                      6.125     06/01/2009      12/01/2007 A          10,020
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA Educational Facilities Authority
                (College & University Financing)                      6.250     06/01/2018      12/01/2007 A           5,011
----------------------------------------------------------------------------------------------------------------------------
      350,000   CA Educational Facilities Authority
                (College of Osteopathic Medicine) 2                   5.750     06/01/2018      12/01/2007 A         350,574
----------------------------------------------------------------------------------------------------------------------------
       85,000   CA Educational Facilities Authority
                (Dominican University of California/Harvey
                Mudd College Obligated Group)                         5.500     03/01/2011      09/01/2007 A          86,811
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Educational Facilities Authority
                (Heald Colleges)                                      5.450     02/15/2022      02/15/2008 A          15,010
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Educational Facilities Authority
                (Los Angeles College of Chiropractic)                 5.600     11/01/2017      11/01/2009 A          15,081
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Educational Facilities Authority
                (Stanford University)                                 5.125     01/01/2031      01/01/2008 A          50,700
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Educational Facilities Authority
                (Stanford University)                                 5.200     12/01/2027      12/01/2007 A          25,344
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA Educational Facilities Authority
                (University of Southern California)                   5.000     10/01/2028      10/01/2008 A          35,553
----------------------------------------------------------------------------------------------------------------------------
      335,000   CA Financing Authority
                (Wastewater Improvement)                              6.100     11/01/2033      11/01/2013 A         358,159
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 4.750     09/01/2018      09/01/2007 A           5,002
----------------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                                 4.800     08/01/2014      08/01/2007 A          60,038
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.000     06/01/2017      12/02/2007 A          25,125
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.000     08/01/2018      08/01/2009 A          10,363
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.000     06/01/2019      12/02/2007 A          25,016
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.000     06/01/2019      06/01/2011 A           5,147
----------------------------------------------------------------------------------------------------------------------------
      180,000   CA GO                                                 5.000     02/01/2021      02/01/2008 A         182,722
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.000     02/01/2021      02/01/2009 A          25,284
----------------------------------------------------------------------------------------------------------------------------
      150,000   CA GO                                                 5.000     11/01/2022      11/01/2007 A         150,380
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                                 5.000     02/01/2023      02/01/2008 A          50,692
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.000     10/01/2023      10/01/2007 A           5,060
----------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                 5.000     10/01/2023      10/01/2008 A          55,663
----------------------------------------------------------------------------------------------------------------------------
       80,000   CA GO                                                 5.000     10/01/2023      10/01/2008 A          80,714
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.000     10/01/2023      10/01/2008 A          10,109
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.000     02/01/2025      02/01/2008 A          10,138
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA GO                                                 5.000     02/01/2025      02/01/2009 A          45,346
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.100     10/01/2008      10/01/2007 A          10,023


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      60,000   CA GO                                                 5.100%    03/01/2010      09/01/2007 A    $     60,061
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.125     06/01/2022      06/01/2011 A           5,251
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.125     10/01/2027      10/01/2007 A           5,061
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 5.125     10/01/2027      10/01/2007 A          20,245
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.125     10/01/2027      10/01/2007 A           5,055
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.200     06/01/2010      09/01/2007 A          15,142
----------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                 5.250     10/01/2013      10/01/2007 A          55,126
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 5.250     06/01/2016      12/01/2007 A          20,192
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.250     04/01/2018      10/01/2007 A          25,022
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.250     04/01/2019      10/01/2007 A          10,009
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.250     04/01/2021      10/01/2007 A          10,009
----------------------------------------------------------------------------------------------------------------------------
      160,000   CA GO                                                 5.250     06/01/2021      12/01/2007 A         161,509
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.250     02/01/2029      02/01/2013 A          10,439
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.250     02/01/2030      02/01/2012 A          10,447
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.300     09/01/2011      09/01/2007 A          15,092
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.350     12/01/2013      04/27/2011 A          15,515
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.375     06/01/2026      12/01/2007 A          15,143
----------------------------------------------------------------------------------------------------------------------------
    2,780,000   CA GO                                                 5.400     12/01/2014      12/01/2008 A       2,848,694
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.500     03/01/2008      09/01/2007 A           5,007
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                                 5.500     03/01/2009      09/01/2007 A          50,067
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.500     03/01/2010      09/01/2007 A          15,022
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                                 5.500     06/01/2010      12/02/2007 A         100,788
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 5.500     06/01/2013      12/02/2007 A          15,020
----------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                 5.500     04/01/2015      10/01/2007 A          55,149
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.500     04/01/2019      10/01/2007 A          35,098
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.500     03/01/2020      09/01/2007 A          35,049
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.500     03/01/2020      09/01/2007 A          35,049
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 5.500     10/01/2022      10/01/2007 A          20,044
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 5.600     09/01/2021      09/01/2007 A           5,031
----------------------------------------------------------------------------------------------------------------------------
       55,000   CA GO                                                 5.625     10/01/2021      10/01/2007 A          55,444
----------------------------------------------------------------------------------------------------------------------------
       40,000   CA GO                                                 5.625     10/01/2023      10/01/2007 A          40,315
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 5.625     09/01/2024      09/01/2007 A          10,062
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.625     10/01/2026      10/01/2007 A          25,194
----------------------------------------------------------------------------------------------------------------------------
       75,000   CA GO                                                 5.750     03/01/2010      09/01/2007 A          75,116
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.750     03/01/2015      09/01/2007 A          35,058
----------------------------------------------------------------------------------------------------------------------------
      120,000   CA GO                                                 5.750     11/01/2017      11/01/2007 A         120,613
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.750     11/01/2017      11/01/2007 A          35,179
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                                 5.800     06/01/2013      12/02/2007 A          25,040
----------------------------------------------------------------------------------------------------------------------------
      155,000   CA GO                                                 5.900     04/01/2023      10/01/2007 A         156,004
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                                 5.900     04/01/2023      10/01/2007 A          35,101


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      75,000   CA GO                                                 5.900%    03/01/2025      09/01/2007 A    $     75,122
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 6.000     08/01/2010      08/01/2007 A          20,230
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 6.000     05/01/2011      11/01/2007 A          10,053
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 6.000     10/01/2014      10/01/2007 A          10,037
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 6.000     08/01/2015      08/01/2007 A          20,231
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                                 6.000     05/01/2018      11/01/2007 A          20,095
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                                 6.000     08/01/2019      08/01/2007 A           5,054
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                                 6.000     10/01/2021      10/01/2007 A          15,056
----------------------------------------------------------------------------------------------------------------------------
       40,000   CA GO                                                 6.000     08/01/2024      08/01/2007 A          40,419
----------------------------------------------------------------------------------------------------------------------------
      605,000   CA GO                                                 6.250     10/01/2019      10/01/2007 A         607,487
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                                 6.800     11/01/2008      11/01/2007 A          10,073
----------------------------------------------------------------------------------------------------------------------------
      295,000   CA GO (Safe Drinking Water)                           8.250     09/01/2010      09/01/2007 A         296,097
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Golden State Tobacco Securitization Corp.          5.000     06/01/2017      12/01/2007 A          45,030
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Golden State Tobacco Securitization Corp.          5.000     06/01/2020      06/01/2010 A          25,511
----------------------------------------------------------------------------------------------------------------------------
    4,380,000   CA Golden State Tobacco Securitization Corp.          6.250     06/01/2033      09/11/2012 B       4,788,128
----------------------------------------------------------------------------------------------------------------------------
    3,245,000   CA Golden State Tobacco Securitization Corp.          6.625     06/01/2040      06/01/2013 A       3,701,604
----------------------------------------------------------------------------------------------------------------------------
    3,115,000   CA Golden State Tobacco Securitization Corp.          6.750     06/01/2039      06/01/2013 A       3,573,466
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                0.000 5   06/01/2037      05/22/2022 B       2,234,580
----------------------------------------------------------------------------------------------------------------------------
       85,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                5.000     06/01/2015      12/01/2007 A          85,056
----------------------------------------------------------------------------------------------------------------------------
      830,000   CA Golden State Tobacco Securitization Corp.
                (TASC) 2                                              5.000     06/01/2018      06/01/2008 A         834,756
----------------------------------------------------------------------------------------------------------------------------
    1,865,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                7.800     06/01/2042      06/01/2013 A       2,239,250
----------------------------------------------------------------------------------------------------------------------------
    1,715,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                7.875     06/01/2042      06/01/2013 A       2,065,203
----------------------------------------------------------------------------------------------------------------------------
    2,900,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                7.875     06/01/2042      06/01/2013 A       3,492,180
----------------------------------------------------------------------------------------------------------------------------
    2,680,000   CA Golden State Tobacco Securitization Corp.
                (TASC)                                                7.900     06/01/2042      06/01/2013 A       3,230,392
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West)                            5.000     07/01/2011      01/01/2008 A           5,005
----------------------------------------------------------------------------------------------------------------------------
      145,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West) 2                          5.000     07/01/2021      01/01/2008 A         145,107
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West) 2                          5.125     07/01/2024      07/01/2009 A          15,275
----------------------------------------------------------------------------------------------------------------------------
      160,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West) 2                          5.250     07/01/2023      01/01/2008 A         161,698
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West)                            5.250     07/01/2023      01/01/2008 A          30,318
----------------------------------------------------------------------------------------------------------------------------
      160,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West) 2                          6.000     07/01/2013      01/01/2008 A         160,274


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     315,000   CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center) 2                       5.125%    08/01/2027      08/01/2007 A    $    321,199
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center) 2                       5.250     08/01/2027      08/01/2007 A          30,627
----------------------------------------------------------------------------------------------------------------------------
       80,000   CA Health Facilities Financing Authority
                (Community Program)                                   7.200     01/01/2012      08/01/2007 A          80,345
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Health Facilities Financing Authority
                (Fellowship Homes)                                    6.000     09/01/2019      09/01/2007 A          25,398
----------------------------------------------------------------------------------------------------------------------------
      115,000   CA Health Facilities Financing Authority
                (Marshall Hospital)                                   5.000     11/01/2018      11/01/2007 A         115,047
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Health Facilities Financing Authority
                (Marshall Hospital)                                   5.125     11/01/2012      11/01/2007 A         100,078
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA Health Facilities Financing Authority
                (Mercy Senior Hsg.)                                   5.800     12/01/2018      12/01/2007 A          20,023
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Health Facilities Financing Authority
                (Providence Health System-Southern
                California)                                           5.500     10/01/2013      10/01/2007 A          30,561
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                     7.400     04/01/2014      10/01/2007 A          45,105
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Health Facilities Financing Authority
                (Sunny View Lutheran Home)                            5.100     01/01/2024      01/01/2010 A          50,599
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA Health Facilities Financing Authority
                (Sutter Health)                                       5.000     08/15/2017      08/15/2007 A           5,104
----------------------------------------------------------------------------------------------------------------------------
      135,000   CA Health Facilities Financing Authority
                (Sutter Health)                                       5.125     08/15/2022      08/15/2007 A         137,624
----------------------------------------------------------------------------------------------------------------------------
       35,000   CA Health Facilities Financing Authority
                (Sutter Health)                                       5.250     08/15/2027      08/15/2007 A          35,732
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA                                                5.650     02/01/2008      08/01/2007 A          10,067
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA                                                7.539 1   02/01/2015      02/11/2011 C          13,691
----------------------------------------------------------------------------------------------------------------------------
       40,000   CA HFA                                                8.037 1   08/01/2015      08/01/2015            19,791
----------------------------------------------------------------------------------------------------------------------------
       55,000   CA HFA (Multifamily Hsg.)                             5.375     08/01/2028      02/01/2009 A          55,812
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.)                             5.375     02/01/2036      02/01/2011 A          25,180
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA HFA (Multifamily Hsg.)                             5.400     08/01/2018      08/01/2008 A          15,305
----------------------------------------------------------------------------------------------------------------------------
       40,000   CA HFA (Multifamily Hsg.)                             5.400     08/01/2018      08/01/2008 A          40,814
----------------------------------------------------------------------------------------------------------------------------
      440,000   CA HFA (Multifamily Hsg.) 2                           5.450     08/01/2028      08/01/2010 A         446,578
----------------------------------------------------------------------------------------------------------------------------
       85,000   CA HFA (Multifamily Hsg.) 2                           5.850     02/01/2010      08/01/2007 A          85,930
----------------------------------------------------------------------------------------------------------------------------
      390,000   CA HFA (Multifamily Hsg.) 2                           5.950     08/01/2028      02/01/2009 A         398,319
----------------------------------------------------------------------------------------------------------------------------
      320,000   CA HFA (Multifamily Hsg.) 2                           6.050     08/01/2016      08/01/2007 A         327,117
----------------------------------------------------------------------------------------------------------------------------
       80,000   CA HFA (Multifamily Hsg.)                             6.050     08/01/2027      08/01/2007 A          81,867
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.)                             6.050     08/01/2038      02/01/2009 A          25,343
----------------------------------------------------------------------------------------------------------------------------
      265,000   CA HFA (Multifamily Hsg.)                             6.150     08/01/2022      08/01/2007 A         267,870
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.), Series B                   5.500     08/01/2039      08/01/2010 A          25,341
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA HFA (Single Family Mtg.)                           5.400     08/01/2028      02/01/2010 A          20,211


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   CA HFA (Single Family Mtg.), Series A                 5.300%    08/01/2018      02/01/2010 A    $     10,047
----------------------------------------------------------------------------------------------------------------------------
       60,000   CA HFA (Single Family Mtg.), Series B-2               6.250     08/01/2014      10/01/2007 A          60,531
----------------------------------------------------------------------------------------------------------------------------
    1,735,000   CA HFA, Series A                                      4.800     08/01/2012      01/24/2009 C       1,737,325
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA, Series B                                      7.000     08/01/2014      08/01/2007 A           5,009
----------------------------------------------------------------------------------------------------------------------------
      465,000   CA HFA, Series B                                      7.125     08/01/2024      08/01/2007 A         470,334
----------------------------------------------------------------------------------------------------------------------------
    1,245,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine,
                Food and the Arts)                                    5.350 1   12/01/2019      12/01/2019           651,533
----------------------------------------------------------------------------------------------------------------------------
    1,320,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine,
                Food and the Arts)                                    5.400 1   12/01/2020      12/01/2020           652,898
----------------------------------------------------------------------------------------------------------------------------
    3,235,000   CA Infrastructure & Economic Devel.
                (Copia: The American Center for Wine,
                Food and the Arts)                                    5.420 1   12/01/2021      12/01/2021         1,513,592
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Infrastructure & Economic Devel.
                (Stockton Port District)                              5.375     07/01/2022      07/01/2010 A          15,334
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Infrastructure & Economic Devel.
                (Stockton Port District)                              5.500     07/01/2032      07/01/2011 A          51,339
----------------------------------------------------------------------------------------------------------------------------
       15,000   CA Loan Purchasing Finance Authority                  5.500     10/01/2008      10/01/2007 A          15,022
----------------------------------------------------------------------------------------------------------------------------
       70,000   CA Loan Purchasing Finance Authority                  5.600     10/01/2014      10/01/2007 A          70,108
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Maritime Infrastructure Authority
                (Santa Cruz Port District)                            5.750     05/01/2024      05/01/2014 A          10,283
----------------------------------------------------------------------------------------------------------------------------
       90,000   CA Mobilehome Park Financing Authority
                (Palomar Estate East & West)                          5.250     03/15/2034      03/15/2015 A          91,463
----------------------------------------------------------------------------------------------------------------------------
      750,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                          6.750     09/01/2019      09/01/2007 A         750,615
----------------------------------------------------------------------------------------------------------------------------
    1,490,000   CA Pollution Control Financing Authority
                (General Motors Corp.)                                5.500     04/01/2008      04/01/2008         1,487,407
----------------------------------------------------------------------------------------------------------------------------
   11,260,000   CA Pollution Control Financing Authority
                (Pacific Gas & Electric) 6                            5.350     12/01/2016      04/01/2011 A      11,882,622
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Pollution Control Financing Authority
                (Sacramento Biosolids Facility)                       5.300     12/01/2017      12/01/2012 A          30,826
----------------------------------------------------------------------------------------------------------------------------
      220,000   CA Pollution Control Financing Authority
                (Sacramento Biosolids Facility)                       5.500     12/01/2024      12/01/2012 A         227,572
----------------------------------------------------------------------------------------------------------------------------
      760,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 2                  5.850     06/01/2021      12/01/2007 A         761,041
----------------------------------------------------------------------------------------------------------------------------
      190,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                    5.850     06/01/2021      12/01/2007 A         191,716
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                    5.850     06/01/2021      12/01/2007 A          45,061
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA Pollution Control Financing Authority
                (Southern California Edison Company)                  5.550     09/01/2031      09/01/2009 A          20,725
----------------------------------------------------------------------------------------------------------------------------
      265,000   CA Pollution Control Financing Authority
                (Southern California Water Company) 2                 5.500     12/01/2026      12/01/2007 A         265,270


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*            VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     150,000   CA Public Works                                       5.250%    12/01/2013      12/01/2007 A    $    150,176
----------------------------------------------------------------------------------------------------------------------------
      115,000   CA Public Works
                (California Community College)                        5.375     03/01/2011      03/01/2008 A         116,058
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works
                (California Community College)                        5.875     10/01/2008      10/01/2007 A          50,089
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Public Works (California Science Center)           5.250     10/01/2017      10/01/2007 A          45,995
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Public Works (California State University-
                Long Beach Foundation)                                5.800     09/01/2007      09/01/2007            10,014
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Dept. of Corrections)                5.000     09/01/2021      09/01/2008 A          25,522
----------------------------------------------------------------------------------------------------------------------------
      165,000   CA Public Works (Dept. of Food &
                Agriculture)                                          5.400     06/01/2013      12/01/2007 A         165,180
----------------------------------------------------------------------------------------------------------------------------
      185,000   CA Public Works (State Universities)                  5.250     12/01/2013      12/01/2007 A         185,187
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (State Universities)                  5.400     10/01/2022      10/01/2007 A          51,057
----------------------------------------------------------------------------------------------------------------------------
      445,000   CA Public Works (State Universities)                  5.500     12/01/2018      12/01/2007 A         445,405
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Various California
                Universities)                                         5.375     12/01/2019      12/01/2007 A          25,625
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Public Works (Various Community
                Colleges)                                             5.375     03/01/2013      03/01/2008 A         100,920
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (Various Community
                Colleges)                                             5.375     03/01/2014      03/01/2008 A          25,245
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA Public Works (Various Community
                Colleges)                                             5.500     09/01/2011      09/01/2007 A          20,314
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (Various Community
                Colleges)                                             5.600     04/01/2014      04/01/2008 A          51,067
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Public Works (Various Community
                Colleges)                                             5.625     03/01/2016      09/01/2007 A          30,338
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works (Various Community
                Colleges)                                             5.625     03/01/2016      03/01/2008 A          50,785
----------------------------------------------------------------------------------------------------------------------------
      240,000   CA Public Works (Various Community
                Colleges)                                             5.625     03/01/2019      09/01/2007 A         242,568
----------------------------------------------------------------------------------------------------------------------------
      600,000   CA Public Works (Various Community
                Colleges)                                             5.875     10/01/2008      10/01/2007 A         600,912
----------------------------------------------------------------------------------------------------------------------------
      160,000   CA Resource Efficiency Financing
                Authority COP                                         5.500     04/01/2017      04/01/2008 A         163,317
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA Resource Efficiency Financing
                Authority COP                                         5.500     04/01/2017      04/01/2008 A           5,107
----------------------------------------------------------------------------------------------------------------------------
    2,750,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                  5.500     02/01/2043      02/01/2021 A       2,882,990
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                  5.700     02/01/2033      02/01/2021 A       1,043,750
----------------------------------------------------------------------------------------------------------------------------
       20,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.)                                  7.500     08/01/2027      08/25/2020 C          20,324
----------------------------------------------------------------------------------------------------------------------------
      255,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series A                        6.350     12/01/2029      10/01/2007 B         260,623


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY      UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     155,000   CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series A                        7.000%    09/01/2029      03/01/2010 B    $    157,207
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Bouquet Canyon)                     5.300     07/01/2018      07/01/2010 A         101,464
----------------------------------------------------------------------------------------------------------------------------
       90,000   CA Statewide CDA (California Odd
                Fellow Hsg.)                                          5.375     10/01/2013      10/01/2007 A          90,086
----------------------------------------------------------------------------------------------------------------------------
       85,000   CA Statewide CDA (California Odd
                Fellow Hsg.)                                          5.500     10/01/2023      10/01/2007 A          85,071
----------------------------------------------------------------------------------------------------------------------------
      500,000   CA Statewide CDA (East Tabor Apartments) 2            6.850     08/20/2036      02/20/2011 A         546,555
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA (East Valley Tourist)                9.250     10/01/2020      10/01/2015 A       1,080,020
----------------------------------------------------------------------------------------------------------------------------
       75,000   CA Statewide CDA (Eastfield Ming Quong)               5.625     06/01/2020      12/01/2007 A          75,861
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA (Escrow Term)                        6.750     09/01/2037      09/01/2014 A          48,166
----------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA (Fairfield Apartments)               6.500     01/01/2016      12/22/2011 C         254,270
----------------------------------------------------------------------------------------------------------------------------
      580,000   CA Statewide CDA (Family House & Hsg.
                Foundation-Torrence I)                                7.000     04/20/2036      04/20/2011 A         652,813
----------------------------------------------------------------------------------------------------------------------------
      135,000   CA Statewide CDA (John Muir/Mt. Diablo
                Health System)                                        5.250     08/15/2027      08/15/2007 A         137,817
----------------------------------------------------------------------------------------------------------------------------
      400,000   CA Statewide CDA (Kaiser Permanente) 2                5.300     12/01/2015      12/01/2007 A         412,376
----------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA (Live Oak School)                    6.750     10/01/2030      10/01/2011 A         266,428
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Multifamily)                        5.696 1   09/20/2021      09/20/2014 A          44,229
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Multifamily)                        5.744 1   09/20/2023      09/20/2014 A          39,139
----------------------------------------------------------------------------------------------------------------------------
      200,000   CA Statewide CDA (Quail Ridge Apartments)             5.375     07/01/2032      07/01/2014 A         201,886
----------------------------------------------------------------------------------------------------------------------------
      455,000   CA Statewide CDA (Rio Bravo)                          6.300     12/01/2018      02/19/2014 C         443,115
----------------------------------------------------------------------------------------------------------------------------
      560,000   CA Statewide CDA (Sycamore) 2                         6.000     03/20/2038      03/20/2016 A         601,653
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA Community Facilities
                District                                              6.350     09/01/2021      09/01/2012 A          26,669
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA Statewide CDA COP (CVHP/CVMC/FH
                Obligated Group)                                      5.000     04/01/2018      04/01/2008 A           5,082
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA COP (CVHP/CVMC/FH
                Obligated Group)                                      5.125     04/01/2023      04/01/2008 A          45,759
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Statewide CDA Linked PARS & INFLOS                 5.600 7   10/01/2011      04/28/2010 C       1,042,270
----------------------------------------------------------------------------------------------------------------------------
       45,000   CA Statewide CDA, Series B                            6.900     07/01/2008      01/01/2008 A          45,079
----------------------------------------------------------------------------------------------------------------------------
    1,355,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                     5.625     05/01/2029      07/30/2010 B       1,385,420
----------------------------------------------------------------------------------------------------------------------------
      935,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                     5.625     05/01/2029      04/04/2011 B         955,991
----------------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                     6.000     05/01/2037      05/01/2012 A         259,310
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA University (CSU Institute)                         4.875     06/01/2008      12/01/2007 A         100,092
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA University (Fullerton Student Union)               5.400     03/01/2016      03/01/2008 A          50,497
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA University (Fullerton Student Union)               5.400     03/01/2021      03/01/2008 A          30,275
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA University (Northridge)                            5.000     11/01/2022      11/01/2007 A          25,510
----------------------------------------------------------------------------------------------------------------------------
        5,000   CA University (San Diego State University)            5.000     11/01/2018      11/01/2007 A           5,112


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      45,000   CA Valley Health System COP                           6.875%    05/15/2023      11/15/2007 A    $     45,063
----------------------------------------------------------------------------------------------------------------------------
      425,000   CA Valley Health System, Series A                     6.500     05/15/2025      11/15/2007 A         430,041
----------------------------------------------------------------------------------------------------------------------------
      100,000   CA Veterans GO                                        4.700     12/01/2012      12/01/2007 A         100,025
----------------------------------------------------------------------------------------------------------------------------
      850,000   CA Veterans GO                                        5.125     12/01/2019      12/01/2007 A         850,281
----------------------------------------------------------------------------------------------------------------------------
      170,000   CA Veterans GO                                        5.300     12/01/2029      12/01/2007 A         170,077
----------------------------------------------------------------------------------------------------------------------------
    1,730,000   CA Veterans GO                                        5.400     12/01/2015      12/01/2008 A       1,773,596
----------------------------------------------------------------------------------------------------------------------------
    4,445,000   CA Veterans GO, Series BH                             5.400     12/01/2014      12/01/2008 A       4,557,014
----------------------------------------------------------------------------------------------------------------------------
      265,000   CA Veterans GO, Series BH                             5.400     12/01/2016      12/01/2009 A         271,683
----------------------------------------------------------------------------------------------------------------------------
       30,000   CA Veterans GO, Series BJ                             5.700     12/01/2032      12/19/2007 A          30,409
----------------------------------------------------------------------------------------------------------------------------
      110,000   CA Veterans GO, Series BP                             5.500     12/01/2026      12/01/2007 A         110,072
----------------------------------------------------------------------------------------------------------------------------
       80,000   CA Veterans GO, Series BR                             5.250     12/01/2026      12/01/2007 A          80,034
----------------------------------------------------------------------------------------------------------------------------
       90,000   CA Veterans GO, Series BX                             5.000     12/01/2014      12/01/2007 A          90,060
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Veterans GO, Series BX                             5.450     12/01/2024      12/01/2007 A          10,013
----------------------------------------------------------------------------------------------------------------------------
      140,000   CA Veterans GO, Series BX                             5.500     12/01/2031      12/01/2007 A         140,178
----------------------------------------------------------------------------------------------------------------------------
    2,610,000   CA Veterans GO, Series BZ                             5.350     12/01/2021      06/01/2008 A       2,613,706
----------------------------------------------------------------------------------------------------------------------------
       75,000   CA Water Resource Devel. GO, Series N                 5.500     06/01/2011      12/01/2007 A          75,101
----------------------------------------------------------------------------------------------------------------------------
       10,000   CA Water Resource Devel. GO, Series P                 5.800     06/01/2011      12/01/2007 A          10,016
----------------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO, Series P                 5.800     06/01/2014      12/01/2007 A          25,040
----------------------------------------------------------------------------------------------------------------------------
       50,000   CA Water Resource Devel. GO, Series Q                 5.000     03/01/2016      09/01/2007 A          50,047
----------------------------------------------------------------------------------------------------------------------------
       50,000   Calleguas-Las Virgines Public Financing
                Authority Municipal Water District                    5.000     11/01/2023      07/30/2010 B          51,057
----------------------------------------------------------------------------------------------------------------------------
       45,000   Camarillo Hsg. (Park Glenn Apartments)                5.400     03/01/2028      03/01/2008 A          45,110
----------------------------------------------------------------------------------------------------------------------------
       60,000   Camrosa Water District                                5.500     01/15/2011      01/15/2008 A          60,680
----------------------------------------------------------------------------------------------------------------------------
       40,000   Capistrano Unified School District
                (Education & Support Facilities) COP                  5.250     12/01/2026      12/01/2007 A          40,156
----------------------------------------------------------------------------------------------------------------------------
       75,000   Capistrano Unified School District (Las Flores)       5.000     09/01/2023      09/01/2010 A          76,847
----------------------------------------------------------------------------------------------------------------------------
      130,000   Carlsbad Hsg. & Redevel. Commission Tax
                Allocation                                            5.250     09/01/2019      09/01/2007 A         130,147
----------------------------------------------------------------------------------------------------------------------------
       80,000   Carlsbad Improvement Bond Act 1915                    5.550     09/02/2028      03/02/2009 A          80,686
----------------------------------------------------------------------------------------------------------------------------
      110,000   Carlsbad Improvement Bond Act 1915                    5.950     09/02/2025      09/02/2012 A         113,814
----------------------------------------------------------------------------------------------------------------------------
       35,000   Carlsbad Improvement Bond Act 1915                    6.000     09/02/2022      09/02/2007 A          35,215
----------------------------------------------------------------------------------------------------------------------------
      125,000   Carlsbad Unified School District COP
                (Aviara Oaks Middle School)                           5.300     06/01/2022      12/01/2007 A         126,338
----------------------------------------------------------------------------------------------------------------------------
      105,000   Carson Improvement Bond Act 1915                      7.375     09/02/2022      09/02/2007 A         105,214
----------------------------------------------------------------------------------------------------------------------------
      250,000   Carson Redevel. Agency                                6.000     01/01/2028      01/01/2014 A         261,265
----------------------------------------------------------------------------------------------------------------------------
       70,000   Castaic Union School District                         8.500     10/01/2013      10/01/2007 A          70,468
----------------------------------------------------------------------------------------------------------------------------
       70,000   Cathedral City Improvement Bond Act 1915              5.950     09/02/2034      09/02/2007 A          72,135
----------------------------------------------------------------------------------------------------------------------------
       50,000   Cathedral City Special Tax Community
                Facilities District No. 1                             6.700     09/01/2030      09/01/2008 A          51,819
----------------------------------------------------------------------------------------------------------------------------
       20,000   Central CA Unified School District                    5.625     03/01/2018      09/01/2007 A          20,032
----------------------------------------------------------------------------------------------------------------------------
       50,000   Central Contra Costa Sanitation District              5.000     09/01/2022      09/01/2010 A          51,599


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     150,000   Central Valley Financing Authority
                Cogeneration Project (Carson Ice)                     5.200%    07/01/2020      01/01/2008 A    $    150,162
----------------------------------------------------------------------------------------------------------------------------
       35,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                       6.625     09/02/2011      09/02/2007 A          36,114
----------------------------------------------------------------------------------------------------------------------------
       95,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                       6.625     09/02/2012      09/02/2007 A          98,031
----------------------------------------------------------------------------------------------------------------------------
      100,000   Chico Improvement Bond Act 1915
                (Mission Ranch)                                       6.625     09/02/2013      09/02/2007 A         103,198
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chico Public Financing Authority                      5.375     04/01/2016      10/01/2007 A          15,190
----------------------------------------------------------------------------------------------------------------------------
      115,000   Chico Public Financing Authority                      5.500     04/01/2025      10/01/2007 A         116,434
----------------------------------------------------------------------------------------------------------------------------
       55,000   Chino Community Facilities District
                Special Tax                                           5.750     09/01/2034      09/01/2014 A          57,150
----------------------------------------------------------------------------------------------------------------------------
       30,000   Chino Hills Improvement Bond Act 1915                 7.500     09/02/2016      09/02/2007 A          30,962
----------------------------------------------------------------------------------------------------------------------------
        5,000   Chino Hills Improvement Bond Act 1915                 7.600     09/02/2021      09/02/2007 A           5,160
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chowchilla Improvement Bond Act 1915                  6.700     09/02/2027      09/02/2014 A          27,015
----------------------------------------------------------------------------------------------------------------------------
       55,000   Chula Vista Community Facilities District
                (Eastlake Woods)                                      5.700     09/01/2016      09/01/2013 A          57,965
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chula Vista Community Facilities District
                (Eastlake Woods)                                      6.100     09/01/2021      09/01/2011 A          15,868
----------------------------------------------------------------------------------------------------------------------------
   12,500,000   Chula Vista Industrial Devel. (San Diego Gas
                & Electric) 6                                         5.000     12/01/2027      12/01/2017 A      13,021,750
----------------------------------------------------------------------------------------------------------------------------
      240,000   Chula Vista Redevel. Agency                           5.375     09/01/2029      09/01/2007 A         246,242
----------------------------------------------------------------------------------------------------------------------------
       60,000   Chula Vista Special Tax                               7.625     09/01/2029      09/01/2009 A          65,779
----------------------------------------------------------------------------------------------------------------------------
       50,000   Clayton Financing Authority Special Tax               5.900     09/02/2022      09/02/2007 A          51,277
----------------------------------------------------------------------------------------------------------------------------
      845,000   Coalinga Regional Medical Center COP                  5.000     09/01/2014      03/10/2011 C         840,243
----------------------------------------------------------------------------------------------------------------------------
       25,000   Colton Community Facilities District
                Special Tax                                           5.800     09/01/2018      09/01/2007 A          25,014
----------------------------------------------------------------------------------------------------------------------------
      175,000   Colton Joint Unified School District                  5.700     09/01/2034      09/01/2013 A         178,556
----------------------------------------------------------------------------------------------------------------------------
       50,000   Colton Joint Unified School District COP              5.100     06/01/2020      12/01/2007 A          50,191
----------------------------------------------------------------------------------------------------------------------------
       45,000   Colton Public Financing Authority                     5.300     08/01/2027      08/01/2008 A          46,388
----------------------------------------------------------------------------------------------------------------------------
       50,000   Colton Public Financing Authority, Series B           5.875     08/01/2027      08/01/2010 A          50,795
----------------------------------------------------------------------------------------------------------------------------
       20,000   Colton Redevel. Agency (West Valley)                  6.375     09/01/2035      09/01/2007 A          20,020
----------------------------------------------------------------------------------------------------------------------------
      815,000   Commerce Community Devel. Corp.
                Tax Allocation                                        5.750     08/01/2010      08/01/2007 A         831,699
----------------------------------------------------------------------------------------------------------------------------
       70,000   Commerce Community Devel. Corp.
                Tax Allocation                                        6.000     08/01/2021      08/01/2007 A          71,459
----------------------------------------------------------------------------------------------------------------------------
       40,000   Concord Joint Powers Financing Authority
                (Concord Police Facilities)                           5.250     08/01/2019      08/01/2007 A          40,024
----------------------------------------------------------------------------------------------------------------------------
       25,000   Contra Costa Community College District
                COP (Diablo Valley College)                           6.000     06/01/2021      12/01/2007 A          25,281
----------------------------------------------------------------------------------------------------------------------------
       10,000   Contra Costa County (Merrithew Memorial
                Hospital) COP                                         5.375     11/01/2017      11/01/2007 A          10,236


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Contra Costa County (Merrithew Memorial
                Hospital) COP                                         5.500%    11/01/2022      11/01/2007 A    $     10,236
----------------------------------------------------------------------------------------------------------------------------
       20,000   Contra Costa County Public Financing
                Authority (Pleasant Hill Bart)                        5.125     08/01/2019      08/01/2011 A          20,336
----------------------------------------------------------------------------------------------------------------------------
    3,075,000   Contra Costa County Special Tax Community
                Facilities District                                   5.580     08/01/2016      06/28/2010 B       3,133,979
----------------------------------------------------------------------------------------------------------------------------
       15,000   Contra Costa Water District                           5.000     10/01/2022      10/01/2007 A          15,032
----------------------------------------------------------------------------------------------------------------------------
       25,000   Corona Redevel. Agency                                5.500     09/01/2016      09/01/2007 A          25,486
----------------------------------------------------------------------------------------------------------------------------
       15,000   Corona-Norco Unified School District                  5.625     09/01/2033      09/01/2007 A          15,340
----------------------------------------------------------------------------------------------------------------------------
      100,000   Corona-Norco Unified School District                  5.750     09/01/2014      09/01/2007           102,160
----------------------------------------------------------------------------------------------------------------------------
       55,000   Crescent City Public Financing Authority              7.750     09/15/2012      09/15/2007 A          56,091
----------------------------------------------------------------------------------------------------------------------------
       20,000   Cypress Improvement Bond Act 1915
                (Business & Professional Center)                      5.700     09/02/2022      09/02/2007 A          20,009
----------------------------------------------------------------------------------------------------------------------------
       45,000   Daly City Hsg. Devel. Finance Agency
                (Linc Franciscan)                                     7.000     12/15/2033      12/15/2007 A          46,232
----------------------------------------------------------------------------------------------------------------------------
       25,000   Davis Joint Unified School District                   5.400     08/15/2011      08/15/2007 A          25,216
----------------------------------------------------------------------------------------------------------------------------
       20,000   Davis Joint Unified School District Special Tax       5.300     08/15/2024      08/15/2007 A          20,289
----------------------------------------------------------------------------------------------------------------------------
       15,000   Davis Public Facilities Financing Authority
                (Mace Ranch Area)                                     6.300     09/01/2023      09/01/2009 A          15,328
----------------------------------------------------------------------------------------------------------------------------
       10,000   Del Mar Unified School District                       5.875     09/01/2029      09/01/2007 A          10,204
----------------------------------------------------------------------------------------------------------------------------
      300,000   Del Mar Unified School District                       5.875     09/01/2038      09/01/2007 A         306,132
----------------------------------------------------------------------------------------------------------------------------
       45,000   Dixon Public Financing Authority                      5.150     09/02/2020      03/02/2008 A          45,322
----------------------------------------------------------------------------------------------------------------------------
       40,000   Dixon Public Financing Authority                      5.700     09/02/2020      03/02/2008 A          40,087
----------------------------------------------------------------------------------------------------------------------------
      245,000   Duarte COP (Hope National Medical Center)             5.250     04/01/2024      04/01/2009 A         248,320
----------------------------------------------------------------------------------------------------------------------------
       90,000   Duarte Hsg. (Heritage Park Apartments)                5.850     05/01/2030      11/01/2007 A          91,949
----------------------------------------------------------------------------------------------------------------------------
       30,000   East Bay Municipal Utility District                   5.250     06/01/2018      06/01/2008 A          30,704
----------------------------------------------------------------------------------------------------------------------------
       10,000   East Bay Municipal Utility District
                (Wastewater Treatment System)                         5.250     06/01/2017      06/01/2008 A          10,235
----------------------------------------------------------------------------------------------------------------------------
      100,000   East Side Union High School District                  5.000     09/01/2018      09/01/2007 A         100,087
----------------------------------------------------------------------------------------------------------------------------
       25,000   East Side Union High School District                  5.250     09/01/2025      09/01/2007 A          25,279
----------------------------------------------------------------------------------------------------------------------------
       90,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                5.500     09/01/2028      09/01/2007 A          91,811
----------------------------------------------------------------------------------------------------------------------------
       65,000   Eastern CA Municipal Water District
                (Crown Valley Village)                                5.625     09/01/2034      09/01/2007 A          66,317
----------------------------------------------------------------------------------------------------------------------------
       50,000   Eastern CA Municipal Water District
                (Promontory Park)                                     5.500     09/01/2024      03/24/2023 C          49,915
----------------------------------------------------------------------------------------------------------------------------
       15,000   Eastern CA Municipal Water District
                Improvement Bond Act 1915                             5.750     09/02/2020      09/02/2007 A          15,394
----------------------------------------------------------------------------------------------------------------------------
      145,000   El Dorado County Special Tax                          6.250     09/01/2029      09/01/2009 A         149,569
----------------------------------------------------------------------------------------------------------------------------
       25,000   Emeryville Public Financing Authority                 6.100     09/01/2012      09/01/2007 A          25,042
----------------------------------------------------------------------------------------------------------------------------
      145,000   Emeryville Public Financing Authority                 6.200     09/01/2025      09/01/2007 A         145,260
----------------------------------------------------------------------------------------------------------------------------
       20,000   Encinitas Improvement Bond Act 1915 3                 6.900     09/02/2017      09/02/2007 A          20,934


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     105,000   Etiwanda School District Special Tax                  5.900%    09/01/2031      09/01/2011 A    $    109,151
----------------------------------------------------------------------------------------------------------------------------
       15,000   Etiwanda School District Special Tax                  6.000     09/01/2018      09/01/2012 A          15,309
----------------------------------------------------------------------------------------------------------------------------
       20,000   Etiwanda School District Special Tax                  6.250     09/01/2022      09/01/2007 A          20,425
----------------------------------------------------------------------------------------------------------------------------
       85,000   Etiwanda School District Special Tax                  6.300     09/01/2023      09/01/2007 A          86,761
----------------------------------------------------------------------------------------------------------------------------
       50,000   Etiwanda School District Special Tax                  6.400     09/01/2032      09/01/2007 A          51,043
----------------------------------------------------------------------------------------------------------------------------
       50,000   Fairfax GO                                            6.100     08/01/2025      08/01/2007 A          51,094
----------------------------------------------------------------------------------------------------------------------------
        5,000   Fairfield Improvement Bond Act 1915
                (Green Valley Road/Mangels Blvd.)                     7.375     09/02/2018      09/02/2007 A           5,159
----------------------------------------------------------------------------------------------------------------------------
       25,000   Fairfield Improvement Bond Act 1915
                (Green Valley Road/Mangels Blvd.)                     7.200     09/02/2009      09/02/2007 A          25,799
----------------------------------------------------------------------------------------------------------------------------
       15,000   Florin Resource Conservation District COP 3           6.000     02/01/2029      02/01/2015 A          15,479
----------------------------------------------------------------------------------------------------------------------------
       20,000   Folsom Public Financing Authority                     5.000     11/01/2028      11/01/2007 A          20,212
----------------------------------------------------------------------------------------------------------------------------
       25,000   Folsom Public Financing Authority                     5.400     09/02/2020      03/02/2008 A          25,052
----------------------------------------------------------------------------------------------------------------------------
       25,000   Folsom Public Financing Authority                     5.625     09/02/2020      03/02/2011 A          25,494
----------------------------------------------------------------------------------------------------------------------------
       30,000   Folsom Public Financing Authority                     6.400     09/02/2009      09/02/2007 A          30,327
----------------------------------------------------------------------------------------------------------------------------
       10,000   Folsom Public Financing Authority                     6.875     09/02/2019      09/02/2007 A          10,121
----------------------------------------------------------------------------------------------------------------------------
       25,000   Folsom Public Financing Authority                     7.200     09/02/2019      09/02/2007 A          25,296
----------------------------------------------------------------------------------------------------------------------------
       30,000   Folsom Special Tax Community Facilities
                District No. 7                                        6.000     09/01/2024      09/01/2011 A          31,156
----------------------------------------------------------------------------------------------------------------------------
      265,000   Fontana Special Tax (Citrus)                          5.000     09/01/2020      09/01/2016 A         266,431
----------------------------------------------------------------------------------------------------------------------------
      140,000   Fontana Special Tax (Sierra Hills)                    6.000     09/01/2034      09/01/2014 A         147,533
----------------------------------------------------------------------------------------------------------------------------
       10,000   Fontana Special Tax Community Facilities
                District No. 4                                        7.125     10/01/2015      10/01/2007 A          10,038
----------------------------------------------------------------------------------------------------------------------------
       25,000   Fowler Public Financing Authority                     6.750     09/15/2023      09/15/2009 A          26,288
----------------------------------------------------------------------------------------------------------------------------
       30,000   Fremont Unified School District                       5.250     09/01/2016      09/01/2007 A          30,636
----------------------------------------------------------------------------------------------------------------------------
       10,000   Fresno Unified School District                        5.375     08/01/2021      08/01/2007 A          10,075
----------------------------------------------------------------------------------------------------------------------------
       30,000   Fresno Unified School District                        5.400     08/01/2017      08/01/2007 A          30,257
----------------------------------------------------------------------------------------------------------------------------
       25,000   Fresno Unified School District COP                    4.625     05/01/2011      11/01/2007 A          25,052
----------------------------------------------------------------------------------------------------------------------------
      100,000   Fresno Water System, Series A                         5.000     06/01/2024      06/01/2008 A         101,765
----------------------------------------------------------------------------------------------------------------------------
       25,000   Fullerton Community Facilities District No. 1
                Special Tax (Amerige Heights)                         6.200     09/01/2032      09/01/2012 A          26,284
----------------------------------------------------------------------------------------------------------------------------
       80,000   Fullerton School District Special Tax                 6.300     09/01/2023      09/01/2013 A          85,130
----------------------------------------------------------------------------------------------------------------------------
       25,000   Galt Improvement Bond Act 1915                        5.900     09/02/2022      09/02/2007 A          25,761
----------------------------------------------------------------------------------------------------------------------------
       50,000   Garden Grove COP
                (Bahia Village/Emerald Isle)                          5.700     08/01/2023      08/01/2007 A          50,142
----------------------------------------------------------------------------------------------------------------------------
       50,000   Garden Grove Hsg. Authority (Rose Garden)             6.375     07/01/2012      07/01/2008 A          50,545
----------------------------------------------------------------------------------------------------------------------------
        5,000   Glendora Public Finance Authority                     7.625     09/01/2010      09/01/2007 A           5,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Hawthorne Community Redevel. Agency                   6.600     10/01/2019      10/01/2007 A          10,319
----------------------------------------------------------------------------------------------------------------------------
      880,000   Hawthorne Community Redevel. Agency
                Special Tax                                           6.750     10/01/2025      10/01/2012 A         907,808
----------------------------------------------------------------------------------------------------------------------------
      160,000   Hawthorne Parking Authority                           8.000     09/01/2015      09/01/2007 A         163,562
----------------------------------------------------------------------------------------------------------------------------
      135,000   Hawthorne Parking Authority                           8.125     09/01/2019      09/01/2007 A         135,702


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Hayward COP                                           5.125%    08/01/2014      08/01/2007 A    $     10,012
----------------------------------------------------------------------------------------------------------------------------
       70,000   Hayward COP (Civic Center)                            5.500     08/01/2017      08/01/2007 A          70,452
----------------------------------------------------------------------------------------------------------------------------
       45,000   Hayward Improvement Bond Act 1915                     7.100     09/02/2018      09/02/2007 A          45,081
----------------------------------------------------------------------------------------------------------------------------
       50,000   Hayward Public Finance Authority
                (Hayward Water System)                                5.000     06/01/2011      12/01/2007 A          50,049
----------------------------------------------------------------------------------------------------------------------------
       50,000   Hayward Public Finance Authority
                (Hayward Water System)                                5.100     06/01/2013      12/01/2007 A          50,053
----------------------------------------------------------------------------------------------------------------------------
       40,000   Hayward Sewer System Improvement COP                  5.000     02/01/2018      02/01/2008 A          40,034
----------------------------------------------------------------------------------------------------------------------------
       15,000   Haywood COP (Civic Center)                            5.250     08/01/2026      08/01/2007 A          15,089
----------------------------------------------------------------------------------------------------------------------------
       40,000   Healdsburg Community Redevel. Agency
                (Sotoyome Community Devel.)                           5.250     12/01/2025      12/01/2007 A          40,161
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hesperia Public Financing Authority,
                Tranche A 2                                           6.250     09/01/2035      09/01/2007 A       2,001,580
----------------------------------------------------------------------------------------------------------------------------
       10,000   Hollister Improvement Bond Act 1915                   7.125     09/02/2022      09/02/2007 A          10,316
----------------------------------------------------------------------------------------------------------------------------
       15,000   Huntington Beach Community Facilities
                District                                              5.400     10/01/2020      10/01/2011 A          15,441
----------------------------------------------------------------------------------------------------------------------------
       20,000   Huntington Beach Community Facilities
                District Special Tax                                  6.250     09/01/2027      09/01/2007 A          20,613
----------------------------------------------------------------------------------------------------------------------------
       10,000   Huntington Beach Public Financing Authority           5.500     12/15/2027      12/15/2007 A          10,205
----------------------------------------------------------------------------------------------------------------------------
       25,000   Huntington Beach Public Financing Authority           5.500     12/15/2022      12/15/2007 A          25,533
----------------------------------------------------------------------------------------------------------------------------
       10,000   Huntington Park Public Financing Authority,
                Series A 3                                            6.200     10/01/2025      10/01/2007 A          10,216
----------------------------------------------------------------------------------------------------------------------------
       10,000   Huntington Park Redevel. Agency Tax
                Allocation (Santa Fe)                                 6.200     10/01/2027      10/01/2007 A          10,214
----------------------------------------------------------------------------------------------------------------------------
       25,000   Imperial County Special Tax                           6.500     09/01/2031      09/01/2009 A          26,029
----------------------------------------------------------------------------------------------------------------------------
       85,000   Indio Hsg. (Olive Court Apartments)                   6.375     12/01/2026      12/01/2009 A          86,472
----------------------------------------------------------------------------------------------------------------------------
       20,000   Indio Improvement Bond Act 1915                       6.350     09/02/2027      09/02/2012 A          21,456
----------------------------------------------------------------------------------------------------------------------------
       20,000   Indio Improvement Bond Act 1915                       6.375     09/02/2027      09/02/2012 A          21,434
----------------------------------------------------------------------------------------------------------------------------
      115,000   Indio Public Financing Authority                      5.350     08/15/2027      08/15/2007 A         116,270
----------------------------------------------------------------------------------------------------------------------------
       25,000   Industry Urban Devel. Agency                          5.000     05/01/2024      11/01/2007 A          25,548
----------------------------------------------------------------------------------------------------------------------------
      235,000   Intercommunity Hospital Financing
                Authority COP                                         5.250     11/01/2019      11/01/2010 A         238,553
----------------------------------------------------------------------------------------------------------------------------
      150,000   Irvine Improvement Bond Act 1915                      5.550     09/02/2026      09/02/2013 A         153,873
----------------------------------------------------------------------------------------------------------------------------
       20,000   Irvine Improvement Bond Act 1915                      5.600     09/02/2022      09/02/2014 A          20,607
----------------------------------------------------------------------------------------------------------------------------
       30,000   Irvine Improvement Bond Act 1915                      5.625     09/02/2024      09/02/2013 A          30,909
----------------------------------------------------------------------------------------------------------------------------
       25,000   Irvine Mobile Home Park (Meadows Mobile
                Home Park)                                            6.050     03/01/2028      03/01/2009 A          25,633
----------------------------------------------------------------------------------------------------------------------------
       30,000   Jefferson Union High School District                  5.000     08/01/2024      08/01/2007 A          30,548
----------------------------------------------------------------------------------------------------------------------------
       25,000   Jefferson Union High School District                  5.125     08/01/2029      08/01/2007 A          25,492
----------------------------------------------------------------------------------------------------------------------------
       80,000   Jurupa Community Facilities District
                Special Tax                                           5.875     09/01/2033      09/01/2007 A          81,634


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      50,000   Jurupa Community Services District COP                5.125%    09/01/2013      09/01/2007 A    $     50,054
----------------------------------------------------------------------------------------------------------------------------
       20,000   Jurupa Community Services District
                Special Tax                                           6.125     09/01/2032      09/01/2009 A          20,746
----------------------------------------------------------------------------------------------------------------------------
       85,000   Kern Community College District COP                   5.000     01/01/2025      01/01/2008 A          86,086
----------------------------------------------------------------------------------------------------------------------------
       70,000   Kern County (Fire Dept.) COP                          5.250     05/01/2013      11/01/2007 A          70,780
----------------------------------------------------------------------------------------------------------------------------
       50,000   Kern County (Fire Dept.) COP                          5.250     05/01/2015      11/01/2007 A          50,561
----------------------------------------------------------------------------------------------------------------------------
        5,000   Kingsburg Public Financing Authority                  7.800     09/15/2010      09/15/2007 A           5,013
----------------------------------------------------------------------------------------------------------------------------
      100,000   La Canada Flintridge (City Hall Acquisition)
                COP                                                   5.250     12/01/2021      12/01/2007 A         101,607
----------------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency Community
                Facilities District                                   5.300     09/01/2007      09/01/2007            30,013
----------------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency Community
                Facilities District                                   6.000     09/01/2014      09/02/2007            30,028
----------------------------------------------------------------------------------------------------------------------------
       55,000   La Mesa Improvement Bond Act 1915                     5.750     09/02/2023      09/02/2011 A          56,250
----------------------------------------------------------------------------------------------------------------------------
      315,000   La Quinta Redevel. Agency Tax Allocation              5.200     09/01/2028      09/01/2007 A         321,533
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   La Verne COP (Bethren Hillcrest Homes)                5.600     02/15/2033      02/15/2013 A       5,223,900
----------------------------------------------------------------------------------------------------------------------------
      595,000   Lake Elsinore Public Financing Authority,
                Series F                                              7.100     09/01/2020      09/01/2007 A         608,203
----------------------------------------------------------------------------------------------------------------------------
       60,000   Lake Elsinore School Financing Authority              6.000     09/01/2011      09/01/2007 A          60,683
----------------------------------------------------------------------------------------------------------------------------
      500,000   Lake Elsinore Special Tax                             5.100     09/01/2022      09/01/2017 A         501,345
----------------------------------------------------------------------------------------------------------------------------
    1,135,000   Lake Elsinore Unified School District                 5.300     09/01/2026      09/01/2007 A       1,158,415
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lammersville School District Community
                Facilities District (Mountain House)                  6.300     09/01/2024      09/01/2012 A          53,363
----------------------------------------------------------------------------------------------------------------------------
       60,000   Lancaster Community Facilities District
                Special Tax                                           6.000     10/01/2016      10/01/2008 A          61,618
----------------------------------------------------------------------------------------------------------------------------
       20,000   Lancaster Redevel. Agency (Desert Sands
                Mobile Home Park)                                     6.375     11/01/2027      11/01/2009 A          20,185
----------------------------------------------------------------------------------------------------------------------------
      115,000   Lathrop Financing Authority (Water Supply)            5.700     06/01/2019      06/01/2013 A         120,090
----------------------------------------------------------------------------------------------------------------------------
       15,000   Lathrop Financing Authority (Water Supply)            5.750     06/01/2020      06/01/2013 A          15,635
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lathrop Financing Authority (Water Supply)            5.900     06/01/2023      06/01/2013 A          52,185
----------------------------------------------------------------------------------------------------------------------------
    1,440,000   Lathrop Financing Authority (Water Supply)            5.900     06/01/2027      06/01/2013 A       1,494,072
----------------------------------------------------------------------------------------------------------------------------
    1,075,000   Lathrop Financing Authority (Water Supply)            6.000     06/01/2035      06/01/2013 A       1,123,472
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lathrop Improvement Bond Act 1915                     6.000     09/02/2021      03/02/2008 A          10,305
----------------------------------------------------------------------------------------------------------------------------
       15,000   Lathrop Improvement Bond Act 1915
                (Louise Avenue)                                       6.875     09/02/2017      09/01/2007 A          15,473
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                    6.000     09/02/2023      03/02/2008 A          10,305
----------------------------------------------------------------------------------------------------------------------------
       60,000   Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                    6.125     09/02/2028      09/02/2007 A          61,868
----------------------------------------------------------------------------------------------------------------------------
      150,000   Lincoln Improvement Bond Act 1915 Public
                Financing Authority (Twelve Bridges)                  6.200     09/02/2025      09/02/2009 A         156,249
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lincoln Public Financing Authority (Public
                Safety & Corp. Yard)                                  5.000     08/01/2028      08/01/2007 A          10,044


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Lincoln Public Financing Authority
                (Twelve Bridges)                                      6.125%    09/02/2027      09/02/2010 A    $     25,985
----------------------------------------------------------------------------------------------------------------------------
       25,000   Livermore Capital Projects Financing
                Authority                                             5.650     09/02/2016      09/02/2007 A          25,511
----------------------------------------------------------------------------------------------------------------------------
       15,000   Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                    5.750     09/01/2012      09/01/2010 A          15,436
----------------------------------------------------------------------------------------------------------------------------
       50,000   Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                    6.400     09/01/2026      09/01/2010 A          51,652
----------------------------------------------------------------------------------------------------------------------------
       15,000   Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                    6.400     09/01/2030      09/01/2008 A          15,495
----------------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Collateralized Loan (Redlands)             7.375     06/01/2009      12/01/2007 A          10,274
----------------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Collateralized Loan (Redlands)             7.375     06/01/2009      12/01/2007 A          10,124
----------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Airport COP                                5.000     06/01/2016      12/01/2007 A          50,053
----------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Finance Authority (Civic Center)           5.000     10/01/2027      10/01/2009 A          50,901
----------------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Special Tax (Pike)                         6.250     10/01/2026      10/01/2012 A          26,342
----------------------------------------------------------------------------------------------------------------------------
       35,000   Long Beach Special Tax (Pine Avenue)                  6.375     09/01/2023      09/01/2009 A          36,253
----------------------------------------------------------------------------------------------------------------------------
      150,000   Long Beach Special Tax (Towne Center)                 5.900     10/01/2010      10/01/2007 A         151,772
----------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Special Tax (Towne Center)                 6.800     10/01/2020      10/01/2007 A          50,697
----------------------------------------------------------------------------------------------------------------------------
       20,000   Long Beach Special Tax (Towne Center)                 6.875     10/01/2025      10/01/2007 A          20,264
----------------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Unified School District                    5.250     08/01/2029      08/01/2007 A          25,566
----------------------------------------------------------------------------------------------------------------------------
       20,000   Long Beach Unified School District                    5.300     08/01/2018      08/01/2007 A          20,223
----------------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Unified School District                    5.500     08/01/2029      08/01/2007 A          50,562
----------------------------------------------------------------------------------------------------------------------------
      100,000   Los Angeles Community Facilities District
                Special Tax (Cascade Business Park)                   6.400     09/01/2022      09/01/2007 A         102,101
----------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Community Redevel. Agency
                (Cinerama Dome Public Parking)                        5.700     07/01/2020      07/01/2010 A          25,868
----------------------------------------------------------------------------------------------------------------------------
       50,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                5.200     12/01/2017      12/01/2007 A          50,036
----------------------------------------------------------------------------------------------------------------------------
       50,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                5.200     12/01/2018      11/01/2007 A          50,036
----------------------------------------------------------------------------------------------------------------------------
      120,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                5.200     12/01/2019      11/01/2007 A         120,085
----------------------------------------------------------------------------------------------------------------------------
       35,000   Los Angeles Community Redevel. Agency
                (Grand Central Square)                                5.250     12/01/2020      05/01/2008 A          35,027
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County Community Facilities
                District No. 4 Special Tax                            7.750     09/01/2017      09/01/2007 A          10,147
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County COP (Antelope Valley
                Courthouse)                                           5.250     11/01/2027      11/01/2010 A          10,459
----------------------------------------------------------------------------------------------------------------------------
       90,000   Los Angeles County COP (Insured
                Health Clinic)                                        5.800     12/01/2023      12/01/2007 A          90,376
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County Metropolitan
                Transportation Authority                              5.000     07/01/2015      07/01/2009 A          10,329


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Los Angeles County Metropolitan
                Transportation Authority                              5.000%    07/01/2023      07/01/2009 A    $     25,612
----------------------------------------------------------------------------------------------------------------------------
        5,000   Los Angeles County Metropolitan
                Transportation Authority                              5.000     07/01/2023      07/01/2008 A           5,086
----------------------------------------------------------------------------------------------------------------------------
      140,000   Los Angeles Dept. of Airports
                (Los Angeles International Airport)                   5.500     05/15/2009      11/15/2007 A         140,164
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Dept. of Airports
                (Los Angeles International Airport)                   5.500     05/15/2015      11/15/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
       20,000   Los Angeles Dept. of Airports
                (Los Angeles International Airport)                   5.625     05/15/2012      11/15/2007 A          20,025
----------------------------------------------------------------------------------------------------------------------------
       45,000   Los Angeles Dept. of Airports
                (Los Angeles International Airport)                   5.625     05/15/2013      11/15/2007 A          45,057
----------------------------------------------------------------------------------------------------------------------------
       15,000   Los Angeles Dept. of Water & Power                    4.750     08/15/2017      08/15/2007 A          15,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Dept. of Water & Power                    4.750     10/15/2020      10/15/2007 A          10,007
----------------------------------------------------------------------------------------------------------------------------
        5,000   Los Angeles Dept. of Water & Power                    5.000     07/01/2024      07/01/2009 A           5,082
----------------------------------------------------------------------------------------------------------------------------
       15,000   Los Angeles Hsg. (Arminta North & South)              7.700     06/20/2028      12/20/2007 A          15,451
----------------------------------------------------------------------------------------------------------------------------
        5,000   Los Angeles Hsg. (Multifamily)                        5.750     01/01/2024      01/01/2008 A           5,023
----------------------------------------------------------------------------------------------------------------------------
       40,000   Los Angeles Hsg. (Multifamily)                        5.900     01/01/2030      07/01/2009 A          40,637
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Los Angeles Hsg. (Park Plaza)                         5.500     01/20/2043      07/20/2013 A       1,237,788
----------------------------------------------------------------------------------------------------------------------------
       60,000   Los Angeles Mtg. (Section 8)                          5.350     07/01/2022      01/01/2008 A          60,033
----------------------------------------------------------------------------------------------------------------------------
       25,000   Los Angeles Mtg. (Section 8)                          6.500     07/01/2022      09/04/2007 A          25,226
----------------------------------------------------------------------------------------------------------------------------
      100,000   Los Angeles Regional Airports Improvement
                Corp. (Laxfuel Corp.)                                 5.250     01/01/2023      01/01/2012 A         102,567
----------------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Single Family Mtg. (GNMA &
                FNMA Mtg. Backed), Series A                           6.875     06/01/2025      12/01/2007 A          10,233
----------------------------------------------------------------------------------------------------------------------------
       50,000   Los Banos Sewer System COP                            5.000     12/01/2019      12/01/2007 A          50,175
----------------------------------------------------------------------------------------------------------------------------
      100,000   M-S-R Public Power Agency (San Juan)                  5.375     07/01/2014      01/01/2008 A         101,124
----------------------------------------------------------------------------------------------------------------------------
       35,000   M-S-R Public Power Agency (San Juan)                  6.000     07/01/2022      01/01/2008 A          38,398
----------------------------------------------------------------------------------------------------------------------------
       25,000   Madera County COP
                (Valley Children's Hospital)                          5.000     03/15/2023      03/15/2008 A          25,386
----------------------------------------------------------------------------------------------------------------------------
      275,000   Madera County COP
                (Valley Children's Hospital) 2                        5.750     03/15/2028      09/15/2007 A         275,578
----------------------------------------------------------------------------------------------------------------------------
       50,000   Mammoth Lakes Community Facilities
                District (North Village Area)                         5.750     10/01/2033      10/01/2007 A          51,498
----------------------------------------------------------------------------------------------------------------------------
       10,000   Martinez Mtg. (Ridgecrest Apartments)                 5.625     07/01/2025      01/01/2008 A          10,007
----------------------------------------------------------------------------------------------------------------------------
       25,000   Menifee Union School District Special Tax             6.050     09/01/2026      09/01/2012 A          26,074
----------------------------------------------------------------------------------------------------------------------------
      125,000   Mill Valley COP (The Redwoods)                        5.750     12/01/2020      12/01/2007 A         127,694
----------------------------------------------------------------------------------------------------------------------------
       10,000   Milpitas Improvement Bond Act 1915                    5.700     09/02/2018      09/02/2007 A          10,305
----------------------------------------------------------------------------------------------------------------------------
      415,000   Modesto Irrigation District COP 2                     5.300     07/01/2022      01/01/2008 A         415,457
----------------------------------------------------------------------------------------------------------------------------
      375,000   Modesto Irrigation District COP 2                     5.300     07/01/2022      01/01/2008 A         375,221
----------------------------------------------------------------------------------------------------------------------------
       30,000   Monrovia Redevel. Agency Public
                Parking Facilities                                    5.200     04/01/2013      10/01/2007 A          30,034


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Montclair Redevel. Agency Mobile Home
                Park (Augusta Homes Villa Del Arroyo)                 6.100%    11/15/2037      11/15/2014 A    $     10,342
----------------------------------------------------------------------------------------------------------------------------
       25,000   Montclair Redevel. Agency Mobile Home
                Park (Hacienda Mobile Home Park)                      6.000     11/15/2029      11/15/2014 A          25,869
----------------------------------------------------------------------------------------------------------------------------
       20,000   Montclair Redevel. Agency Mobile Home
                Park (Villa Mobile Home Park)                         6.100     06/15/2029      06/15/2009 A          20,786
----------------------------------------------------------------------------------------------------------------------------
      115,000   Montclair Redevel. Agency Tax Allocation
                (Redevel. Project Area III)                           5.500     12/01/2027      12/01/2007 A         117,271
----------------------------------------------------------------------------------------------------------------------------
       10,000   Montebello Community Redevel. Agency
                (South Montebello)                                    5.500     09/01/2022      09/01/2011 A          10,121
----------------------------------------------------------------------------------------------------------------------------
        5,000   Monterey County Hsg. Authority
                (Parkside Manor Apartments)                           6.000     01/01/2029      10/01/2010 B           5,005
----------------------------------------------------------------------------------------------------------------------------
       10,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.500     03/01/2010      03/01/2008 A          10,086
----------------------------------------------------------------------------------------------------------------------------
       15,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.500     03/01/2011      03/01/2008 A          15,166
----------------------------------------------------------------------------------------------------------------------------
       65,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.600     03/01/2012      03/01/2008 A          65,884
----------------------------------------------------------------------------------------------------------------------------
       50,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.600     03/01/2013      03/01/2008 A          50,804
----------------------------------------------------------------------------------------------------------------------------
       65,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.700     03/01/2015      03/01/2008 A          66,367
----------------------------------------------------------------------------------------------------------------------------
       20,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                       5.700     03/01/2016      03/01/2008 A          20,469
----------------------------------------------------------------------------------------------------------------------------
       10,000   Moorpark Mobile Home Park
                (Augusta Homes Villa Del Arroyo)                      7.000     05/15/2020      06/26/2008 A           9,999
----------------------------------------------------------------------------------------------------------------------------
       70,000   Moorpark Mobile Home Park
                (Villa Del Arroyo)                                    6.300     05/15/2030      05/15/2010 A          74,184
----------------------------------------------------------------------------------------------------------------------------
      110,000   Moorpark Mobile Home Park
                (Villa Del Arroyo)                                    7.050     05/15/2035      12/26/2007 A         110,040
----------------------------------------------------------------------------------------------------------------------------
      130,000   Moorpark Special Tax Community Facilities
                District No. 97-1                                     6.700     09/01/2027      09/01/2007 A         132,811
----------------------------------------------------------------------------------------------------------------------------
       55,000   Moreno Valley Special Tax
                (Towngate Community Facilities)                       6.125     12/01/2021      12/01/2007 A          55,437
----------------------------------------------------------------------------------------------------------------------------
       15,000   Morgan Hill Improvement Bond Act 1915                 5.600     09/02/2011      09/02/2007 A          15,009
----------------------------------------------------------------------------------------------------------------------------
      125,000   Morgan Hill Improvement Bond Act 1915                 5.600     09/02/2018      09/02/2007 A         125,075
----------------------------------------------------------------------------------------------------------------------------
      140,000   Morgan Hill Improvement Bond Act 1915                 5.650     09/02/2023      09/02/2007 A         140,035
----------------------------------------------------------------------------------------------------------------------------
      350,000   Mountain View Shoreline Regional Park
                Community                                             5.500     08/01/2013      08/01/2007 A         353,969
----------------------------------------------------------------------------------------------------------------------------
      135,000   Mountain View Shoreline Regional Park
                Community                                             5.500     08/01/2021      08/01/2007 A         136,516
----------------------------------------------------------------------------------------------------------------------------
       10,000   Murrieta Community Facilities District
                Special Tax (Blackmore Ranch)                         6.100     09/01/2034      09/01/2011 A          10,531


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      20,000   Murrieta Community Facilities District
                Special Tax (Bluestone)                               6.300%    09/01/2031      09/01/2013 A    $     21,259
----------------------------------------------------------------------------------------------------------------------------
      700,000   Murrieta Community Facilities District
                Special Tax (Bremerton)                               5.625     09/01/2034      09/01/2009 A         726,831
----------------------------------------------------------------------------------------------------------------------------
      105,000   Murrieta Community Facilities District
                Special Tax (Murrieta Springs)                        5.500     09/01/2034      09/01/2011 A         106,507
----------------------------------------------------------------------------------------------------------------------------
       55,000   Murrieta Improvement Bond Act 1915                    6.375     09/01/2031      09/01/2011 A          58,627
----------------------------------------------------------------------------------------------------------------------------
       50,000   Murrieta Water Public Financing Authority             5.700     10/01/2021      10/01/2007 A          50,658
----------------------------------------------------------------------------------------------------------------------------
       10,000   Needles Public Utility Authority                      6.350     02/01/2012      02/01/2009 A          10,214
----------------------------------------------------------------------------------------------------------------------------
      160,000   Needles Public Utility Authority                      6.650     02/01/2032      02/01/2009 A         163,414
----------------------------------------------------------------------------------------------------------------------------
       15,000   Northern CA Power Agency (Hydroelectric)              5.000     07/01/2018      07/01/2008 A          15,275
----------------------------------------------------------------------------------------------------------------------------
       75,000   Northern CA Power Agency (Hydroelectric)              5.125     07/01/2023      07/01/2008 A          76,422
----------------------------------------------------------------------------------------------------------------------------
       15,000   Northern CA Power Agency (Hydroelectric)              5.200     07/01/2032      07/01/2008 A          15,300
----------------------------------------------------------------------------------------------------------------------------
    2,310,000   Northern CA Tobacco Securitization
                Authority (TASC)                                      0.000 5   06/01/2027      06/12/2016 B       2,245,297
----------------------------------------------------------------------------------------------------------------------------
    2,840,000   Northern CA Tobacco Securitization
                Authority (TASC)                                      4.750     06/01/2023      07/18/2011 B       2,773,402
----------------------------------------------------------------------------------------------------------------------------
       35,000   Novato GO                                             5.000     08/01/2012      08/01/2007 A          35,195
----------------------------------------------------------------------------------------------------------------------------
       30,000   Oakdale Public Financing Authority Tax
                Allocation (Central City Redevel.)                    5.900     06/01/2014      12/01/2007 A          30,642
----------------------------------------------------------------------------------------------------------------------------
       50,000   Oakdale Public Financing Authority Tax
                Allocation (Central City Redevel.)                    6.100     06/01/2027      12/01/2007 A          50,832
----------------------------------------------------------------------------------------------------------------------------
      250,000   Oakland Unified School District                       5.000     08/01/2013      08/01/2007 A         250,263
----------------------------------------------------------------------------------------------------------------------------
        5,000   Oakland Unified School District                       5.000     08/01/2018      08/01/2008 A           5,098
----------------------------------------------------------------------------------------------------------------------------
       30,000   Oakland Unified School District                       5.125     08/01/2016      08/01/2007 A          30,035
----------------------------------------------------------------------------------------------------------------------------
       85,000   Oakland Unified School District                       5.250     08/01/2021      08/01/2007 A          85,946
----------------------------------------------------------------------------------------------------------------------------
       50,000   Olivenhain Municipal Water District Bond
                Act 1915                                              5.450     09/02/2027      09/02/2009 A          51,059
----------------------------------------------------------------------------------------------------------------------------
       25,000   Ontario Improvement Bond Act 1915                     6.800     09/02/2013      09/02/2007 A          25,289
----------------------------------------------------------------------------------------------------------------------------
       25,000   Orange County Community Facilities District
                (Ladera Ranch)                                        5.550     08/15/2033      08/15/2012 A          25,953
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orange County Improvement Bond Act 1915               5.500     09/02/2016      03/02/2008 A          15,068
----------------------------------------------------------------------------------------------------------------------------
       10,000   Orange County Improvement Bond Act 1915
                (Irvine Coast Assessment)                             5.375     09/02/2012      03/02/2008 A          10,044
----------------------------------------------------------------------------------------------------------------------------
      115,000   Orange County Improvement Bond Act 1915
                (Irvine Coast Assessment)                             5.500     09/02/2018      03/02/2008 A         115,445
----------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County Improvement Bond Act 1915
                (Irvine Coast Assessment)                             5.850     09/02/2013      09/02/2007 A          20,518
----------------------------------------------------------------------------------------------------------------------------
       55,000   Oroville Hospital                                     5.400     12/01/2022      12/01/2007 A          55,166
----------------------------------------------------------------------------------------------------------------------------
    1,415,000   Oxnard Harbor District                                5.550     08/01/2013      08/01/2007 A       1,443,526
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oxnard Improvement Bond Act 1915                      5.625     09/02/2027      09/02/2007 A          25,575
----------------------------------------------------------------------------------------------------------------------------
       50,000   Oxnard Improvement Bond Act 1915
                (Rice Avenue)                                         5.700     09/02/2032      09/02/2007 A          51,397


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      40,000   Oxnard School District COP                            5.550%    08/01/2021      08/01/2007 A    $     40,183
----------------------------------------------------------------------------------------------------------------------------
       20,000   Oxnard School District, Series A                      5.250     08/01/2027      08/01/2007 A          20,128
----------------------------------------------------------------------------------------------------------------------------
       10,000   Oxnard Special Tax Community Facilities
                District No. 1                                        6.000     09/01/2027      09/01/2009 A          10,311
----------------------------------------------------------------------------------------------------------------------------
       25,000   Padre Dam Municipal Water District COP                5.500     10/01/2016      10/01/2007 A          25,318
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Desert Financing Authority                       5.200     10/01/2028      10/01/2007 A          25,538
----------------------------------------------------------------------------------------------------------------------------
       20,000   Palm Desert Financing Authority                       5.900     10/01/2015      10/01/2007 A          20,432
----------------------------------------------------------------------------------------------------------------------------
       60,000   Palm Desert Financing Authority                       6.000     10/01/2020      10/01/2009 A          61,300
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Springs COP                                      5.500     04/01/2013      04/01/2008 A          25,569
----------------------------------------------------------------------------------------------------------------------------
      125,000   Palmdale Community Facilities District
                Special Tax                                           5.400     09/01/2035      09/01/2016 A         127,556
----------------------------------------------------------------------------------------------------------------------------
      100,000   Palmdale Community Redevel. Agency                    5.750     08/01/2009      08/01/2007 A         100,092
----------------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                                5.100     09/02/2024      09/02/2007 A         102,088
----------------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                                5.125     09/02/2025      09/02/2007 A         102,082
----------------------------------------------------------------------------------------------------------------------------
       45,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                                5.700     09/02/2018      09/02/2007 A          45,941
----------------------------------------------------------------------------------------------------------------------------
       25,000   Paramount Multifamily Hsg. (Prince Twin
                Towers Property)                                      5.700     02/20/2033      08/20/2009 A          25,251
----------------------------------------------------------------------------------------------------------------------------
       50,000   Pasadena Public Financing Authority
                (Orange Grove & Villa Parke)                          5.250     06/01/2008      12/01/2007 A          50,118
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pasadena Public Financing Authority
                (Orange Grove & Villa Parke)                          5.450     06/01/2012      12/01/2007 A          25,062
----------------------------------------------------------------------------------------------------------------------------
       25,000   Peninsula Corridor Joint Powers Board                 5.375     10/01/2014      10/01/2007 A          25,068
----------------------------------------------------------------------------------------------------------------------------
      275,000   Perris Community Facilities District
                Special Tax                                           6.375     09/01/2032      09/01/2013 A         295,732
----------------------------------------------------------------------------------------------------------------------------
       35,000   Perris Public Financing Authority                     5.750     09/01/2024      09/01/2016 A          37,040
----------------------------------------------------------------------------------------------------------------------------
      155,000   Perris Public Financing Authority                     7.875     09/01/2025      09/01/2007 A         155,460
----------------------------------------------------------------------------------------------------------------------------
       20,000   Perris Public Financing Authority, Series A           6.125     09/01/2034      09/01/2014 A          21,584
----------------------------------------------------------------------------------------------------------------------------
       15,000   Perris Public Financing Authority, Series F           5.750     09/01/2016      09/01/2007 A          15,324
----------------------------------------------------------------------------------------------------------------------------
       10,000   Petaluma Improvement Bond Act 1915                    6.000     09/02/2020      03/02/2008 A          10,142
----------------------------------------------------------------------------------------------------------------------------
       60,000   Pittsburg Improvement Bond Act 1915                   6.300     09/02/2025      09/02/2008 A          60,053
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pittsburg Improvement Bond Act 1915                   6.350     09/02/2031      09/02/2008 A          10,009
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pittsburg Improvement Bond Act 1915
                (San Marco Phase I)                                   6.350     09/02/2031      09/02/2011 A          21,061
----------------------------------------------------------------------------------------------------------------------------
       50,000   Pittsburg Infrastructure Financing Authority          5.850     09/02/2015      09/02/2010 A          51,033
----------------------------------------------------------------------------------------------------------------------------
      130,000   Pittsburg Infrastructure Financing Authority,
                Series B                                              6.000     09/02/2024      09/02/2010 A         132,166
----------------------------------------------------------------------------------------------------------------------------
       20,000   Placentia Public Financing Authority                  5.450     09/01/2015      09/01/2007 A          20,376
----------------------------------------------------------------------------------------------------------------------------
       10,000   Placer County Community Facilities District           6.500     09/01/2026      09/01/2010 A          10,585


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       5,000   Placer County Community Facilities District
                Special Tax No. 2001-1 (Dry Creek)                    6.300%    09/01/2019      09/01/2010 A    $      5,294
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pleasant Hill Special Tax Downtown
                Community Facilities District No. 1                   5.875     09/01/2025      09/01/2012 A          10,135
----------------------------------------------------------------------------------------------------------------------------
       50,000   Pomona Unified School District                        5.100     08/01/2028      08/01/2008 A          50,501
----------------------------------------------------------------------------------------------------------------------------
      195,000   Port of Oakland, Series G                             5.375     11/01/2025      11/01/2007 A         199,366
----------------------------------------------------------------------------------------------------------------------------
    5,275,000   Port of Oakland, Series G                             5.500     11/01/2017      11/01/2007 A       5,402,128
----------------------------------------------------------------------------------------------------------------------------
       40,000   Port of Oakland, Series H                             5.500     11/01/2015      11/01/2007 A          40,948
----------------------------------------------------------------------------------------------------------------------------
       40,000   Port of Oakland, Series I                             5.400     11/01/2017      11/01/2007 A          40,961
----------------------------------------------------------------------------------------------------------------------------
       65,000   Port of Oakland, Series J                             5.500     11/01/2026      11/01/2007 A          66,529
----------------------------------------------------------------------------------------------------------------------------
       10,000   Port of Oakland, Series N                             5.000     11/01/2022      11/01/2012 A          10,221
----------------------------------------------------------------------------------------------------------------------------
      100,000   Port Redwood City GO                                  5.400     06/01/2019      06/01/2011 A         102,472
----------------------------------------------------------------------------------------------------------------------------
      250,000   Poway Hsg. (Poinsetta Mobile Home Park)               5.000     05/01/2023      05/01/2015 A         252,863
----------------------------------------------------------------------------------------------------------------------------
       30,000   Poway Unified School District Special Tax
                Community Facilities District No. 10                  5.750     09/01/2032      09/01/2009 A          30,371
----------------------------------------------------------------------------------------------------------------------------
       25,000   Poway Unified School District Special Tax
                Community Facilities District No. 10                  5.950     09/01/2018      09/01/2009 A          25,797
----------------------------------------------------------------------------------------------------------------------------
       35,000   Poway Unified School District Special Tax
                Community Facilities District No. 10                  6.100     09/01/2031      09/01/2008 A          35,992
----------------------------------------------------------------------------------------------------------------------------
      200,000   Poway Unified School District Special Tax
                Community Facilities District No. 6                   5.600     09/01/2033      09/01/2011 A         203,362
----------------------------------------------------------------------------------------------------------------------------
       25,000   R.E. Badger Water Facilities Financing Authority      5.750     10/01/2024      10/01/2007 A          25,328
----------------------------------------------------------------------------------------------------------------------------
       10,000   Rancho Cucamonga Public Finance Authority             6.000     09/02/2020      09/02/2011 A          10,363
----------------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Mirage Improvement Bond Act 1915               5.500     09/02/2024      09/02/2007            20,005
----------------------------------------------------------------------------------------------------------------------------
       30,000   Rancho Mirage Improvement Bond Act 1915               5.750     09/02/2022      09/02/2007 A          30,802
----------------------------------------------------------------------------------------------------------------------------
      100,000   Rancho Mirage Joint Powers Financing
                Authority (Eisenhower Medical Center)                 5.250     07/01/2017      07/01/2008 A         102,107
----------------------------------------------------------------------------------------------------------------------------
       85,000   Rancho Mirage Joint Powers Financing
                Authority (Eisenhower Medical Center)                 5.375     07/01/2022      01/01/2008 A          86,794
----------------------------------------------------------------------------------------------------------------------------
       35,000   Rancho Santa Fe Community Services
                District Special Tax                                  6.600     09/01/2020      09/01/2010 A          36,734
----------------------------------------------------------------------------------------------------------------------------
      440,000   Rancho Santa Fe Community Services
                District Special Tax                                  6.700     09/01/2030      09/01/2010 A         460,812
----------------------------------------------------------------------------------------------------------------------------
      200,000   Redding Joint Powers Financing Authority
                Electric System                                       5.250     06/01/2015      12/01/2007 A         202,244
----------------------------------------------------------------------------------------------------------------------------
       10,000   Redlands Community Facilities District                5.850     09/01/2033      09/01/2012 A          10,426
----------------------------------------------------------------------------------------------------------------------------
      100,000   Redwood City Special Tax                              5.750     09/01/2027      09/01/2011 A         102,198
----------------------------------------------------------------------------------------------------------------------------
       50,000   Reedley COP (Sierra View Homes)                       5.850     03/01/2021      03/01/2008 A          50,556
----------------------------------------------------------------------------------------------------------------------------
       50,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.000     09/01/2016      09/01/2016            50,672
----------------------------------------------------------------------------------------------------------------------------
       25,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.050     09/01/2017      09/01/2016 A          25,387


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      65,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.125%    09/01/2018      09/01/2016 A    $     66,059
----------------------------------------------------------------------------------------------------------------------------
      100,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.200     09/01/2019      09/01/2016 A         101,917
----------------------------------------------------------------------------------------------------------------------------
      100,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.250     09/01/2020      09/01/2016 A         101,986
----------------------------------------------------------------------------------------------------------------------------
       50,000   Rialto Special Tax Community Facilities
                District No. 2006-1                                   5.250     09/01/2021      09/01/2016 A          50,738
----------------------------------------------------------------------------------------------------------------------------
      120,000   Richmond Joint Powers Financing Authority 3           6.600     09/01/2016      09/01/2008 A         122,597
----------------------------------------------------------------------------------------------------------------------------
       85,000   River Highlands Community Services District           7.750     09/02/2020      09/02/2007 A          85,184
----------------------------------------------------------------------------------------------------------------------------
       20,000   River Highlands Community Services District           8.125     09/02/2020      09/02/2007 A          20,049
----------------------------------------------------------------------------------------------------------------------------
       80,000   River Islands Public Financing Authority              6.000     09/01/2027      09/01/2010 A          81,581
----------------------------------------------------------------------------------------------------------------------------
      100,000   River Islands Public Financing Authority              6.150     09/01/2035      09/01/2008 C         102,164
----------------------------------------------------------------------------------------------------------------------------
      250,000   Riverside County Community Facilities
                District Special Tax                                  5.000     09/01/2012      09/01/2012           250,045
----------------------------------------------------------------------------------------------------------------------------
       15,000   Riverside County Community Facilities
                District Special Tax                                  6.000     09/01/2030      09/01/2014 A          15,459
----------------------------------------------------------------------------------------------------------------------------
      150,000   Riverside County Community Facilities
                District Special Tax No. 87-1                         5.100     09/01/2013      09/01/2013           150,374
----------------------------------------------------------------------------------------------------------------------------
      215,000   Riverside County Community Facilities
                District Special Tax No. 87-1                         5.150     09/01/2014      09/01/2014           216,017
----------------------------------------------------------------------------------------------------------------------------
      385,000   Riverside County Community Facilities
                District Special Tax No. 87-1                         5.200     09/01/2015      09/01/2015           388,042
----------------------------------------------------------------------------------------------------------------------------
      225,000   Riverside County Community Facilities
                District Special Tax No. 87-1                         5.250     09/01/2016      09/01/2016           228,155
----------------------------------------------------------------------------------------------------------------------------
    1,255,000   Riverside County Community Facilities
                District Special Tax No. 87-1                         5.500     09/01/2020      09/01/2016 A       1,266,094
----------------------------------------------------------------------------------------------------------------------------
      335,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         4.950     09/01/2008      09/01/2008           334,652
----------------------------------------------------------------------------------------------------------------------------
      370,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.150     09/01/2010      09/01/2010           369,430
----------------------------------------------------------------------------------------------------------------------------
      200,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.300     09/01/2011      09/01/2011           199,808
----------------------------------------------------------------------------------------------------------------------------
      210,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.350     09/01/2012      09/01/2012           209,943
----------------------------------------------------------------------------------------------------------------------------
      430,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.400     09/01/2013      09/01/2013           431,858
----------------------------------------------------------------------------------------------------------------------------
      450,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.450     09/01/2014      09/01/2014           452,732
----------------------------------------------------------------------------------------------------------------------------
      475,000   Riverside County Community Facilities
                District Special Tax No. 88-8                         5.500     09/01/2015      09/01/2015           479,446
----------------------------------------------------------------------------------------------------------------------------
       50,000   Riverside County COP                                  5.125     11/01/2021      11/01/2007 A          50,635
----------------------------------------------------------------------------------------------------------------------------
      115,000   Riverside County Public Financing Authority
                (Menifee Village)                                     7.150     09/01/2011      09/01/2007 A         115,220


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     505,000   Riverside County Public Financing
                Authority COP                                         5.750%    05/15/2019      05/15/2009 A    $    516,635
----------------------------------------------------------------------------------------------------------------------------
      635,000   Riverside County Public Financing Authority
                Improvement Bond Act 1915 (Rancho Village)            6.250     09/02/2013      06/18/2009 B         659,581
----------------------------------------------------------------------------------------------------------------------------
      200,000   Riverside Improvement Bond Act 1915
                (Riverwalk Business)                                  6.250     09/02/2029      09/02/2013 A         213,776
----------------------------------------------------------------------------------------------------------------------------
       15,000   Riverside Improvement Bond Act 1915
                (Sycamore Canyon Assessment District)                 8.500     09/02/2012      09/02/2007 A          15,045
----------------------------------------------------------------------------------------------------------------------------
       20,000   Riverside Multifamily Hsg. (Olive Grove)              5.750     09/01/2025      12/01/2007 A          20,016
----------------------------------------------------------------------------------------------------------------------------
       10,000   Riverside Unified School District                     5.000     02/01/2027      02/01/2013 A          10,340
----------------------------------------------------------------------------------------------------------------------------
      100,000   Riverside Unified School District                     5.350     09/01/2024      09/01/2014 A         100,492
----------------------------------------------------------------------------------------------------------------------------
       90,000   Riverside Unified School District                     5.450     09/01/2025      09/01/2014 A          92,468
----------------------------------------------------------------------------------------------------------------------------
      100,000   Riverside Unified School District                     5.500     09/01/2034      09/01/2014 A         102,015
----------------------------------------------------------------------------------------------------------------------------
       80,000   Riverside Unified School District                     5.700     09/01/2034      09/01/2014 A          82,422
----------------------------------------------------------------------------------------------------------------------------
       10,000   Riverside Unified School District                     6.000     09/01/2029      09/01/2011 A          10,318
----------------------------------------------------------------------------------------------------------------------------
       20,000   Rocklin Redevel. Agency Tax Allocation
                (Rocklin Redevel.)                                    5.500     09/01/2031      09/01/2011 A          20,542
----------------------------------------------------------------------------------------------------------------------------
       10,000   Rocklin Unified School District Community
                Facilities District Special Tax No. 1                 5.400     09/01/2012      09/01/2007 A          10,172
----------------------------------------------------------------------------------------------------------------------------
      150,000   Rocklin Unified School District Community
                Facilities District Special Tax No. 1                 5.750     09/01/2018      09/01/2007 A         153,083
----------------------------------------------------------------------------------------------------------------------------
       25,000   Romoland School District Special Tax                  6.000     09/01/2033      09/01/2007 A          25,534
----------------------------------------------------------------------------------------------------------------------------
       50,000   Romoland School District Special Tax                  6.375     09/01/2033      09/01/2007 A          51,068
----------------------------------------------------------------------------------------------------------------------------
       50,000   Romoland School District Special Tax                  6.375     09/01/2033      09/01/2007 A          51,066
----------------------------------------------------------------------------------------------------------------------------
       45,000   Roseville Special Tax (North Central
                Community District)                                   5.800     09/01/2017      09/01/2011 A          46,556
----------------------------------------------------------------------------------------------------------------------------
       20,000   Roseville Special Tax (Stoneridge)                    6.000     09/01/2020      09/01/2013 A          21,863
----------------------------------------------------------------------------------------------------------------------------
      215,000   Roseville Water Utilities COP                         5.200     12/01/2018      12/01/2007 A         218,057
----------------------------------------------------------------------------------------------------------------------------
      100,000   Sacramento City Financing Authority
                (Convention Center Hotel)                             6.250     01/01/2030      07/01/2011 A         101,216
----------------------------------------------------------------------------------------------------------------------------
      365,000   Sacramento Cogeneration Authority                     5.200     07/01/2021      01/01/2008 A         365,358
----------------------------------------------------------------------------------------------------------------------------
       40,000   Sacramento County Airport System                      5.750     07/01/2024      01/01/2008 A          40,062
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   Sacramento County Airport System, Series B            5.000     07/01/2026      07/01/2008 A       5,086,950
----------------------------------------------------------------------------------------------------------------------------
       30,000   Sacramento County Airport System, Series B            5.750     07/01/2024      01/01/2008 A          30,045
----------------------------------------------------------------------------------------------------------------------------
       25,000   Sacramento County COP                                 5.375     02/01/2019      08/01/2007 A          25,530
----------------------------------------------------------------------------------------------------------------------------
       20,000   Sacramento County Sanitation District
                Financing Authority                                   5.600     12/01/2017      12/01/2007 A          20,030
----------------------------------------------------------------------------------------------------------------------------
       10,000   Sacramento Improvement Bond Act 1915
                (Citywide Landscaping & Lighting)                     5.500     09/02/2016      09/02/2007 A          10,195
----------------------------------------------------------------------------------------------------------------------------
       30,000   Sacramento Municipal Utility District                 5.125     07/01/2022      07/01/2008 A          30,593
----------------------------------------------------------------------------------------------------------------------------
       55,000   Sacramento Municipal Utility District                 5.750     11/15/2009      11/15/2007 A          56,671
----------------------------------------------------------------------------------------------------------------------------
       20,000   Sacramento Municipal Utility District                 8.000     11/15/2010      11/15/2007 A          20,506


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      70,000   Sacramento Special Tax                                5.700%    12/01/2020      12/01/2009 A    $     71,356
----------------------------------------------------------------------------------------------------------------------------
       30,000   Sacramento Special Tax (North Natomas
                Community Facilities)                                 6.300     09/01/2026      03/01/2010 A          31,233
----------------------------------------------------------------------------------------------------------------------------
      115,000   Saddleback Community College District                 5.500     06/01/2021      12/01/2007 A         116,296
----------------------------------------------------------------------------------------------------------------------------
       10,000   Saddleback Valley Unified School District             7.200     12/01/2011      12/01/2007 A          10,080
----------------------------------------------------------------------------------------------------------------------------
       85,000   Salida Public Facilities Financing Agency             5.250     09/01/2028      09/01/2007 A          86,777
----------------------------------------------------------------------------------------------------------------------------
      100,000   Salinas Improvement Bond Act 1915                     5.450     09/02/2013      09/02/2007 A         102,347
----------------------------------------------------------------------------------------------------------------------------
       50,000   Salinas Improvement Bond Act 1915
                (Bella Vista)                                         5.500     09/02/2013      09/02/2007 A          51,519
----------------------------------------------------------------------------------------------------------------------------
      220,000   Salinas Redevel. Agency Tax Allocation
                (Central City Revitalization)                         5.500     11/01/2023      11/01/2008 A         223,938
----------------------------------------------------------------------------------------------------------------------------
      350,000   San Bernardino County (Single Family Mtg.)            5.376 1   05/01/2031      05/01/2031            91,382
----------------------------------------------------------------------------------------------------------------------------
      885,000   San Bernardino County COP
                (Medical Center Financing)                            5.000     08/01/2026      08/01/2007 A         885,062
----------------------------------------------------------------------------------------------------------------------------
      625,000   San Bernardino County COP
                (Medical Center Financing)                            5.000     08/01/2028      08/01/2007 A         631,769
----------------------------------------------------------------------------------------------------------------------------
      100,000   San Bernardino County COP
                (Medical Center Financing)                            5.250     08/01/2016      08/01/2007 A         101,108
----------------------------------------------------------------------------------------------------------------------------
       65,000   San Bernardino County COP
                (Medical Center Financing)                            5.500     08/01/2019      08/01/2007 A          65,055
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Bernardino County COP
                (Medical Center Financing)                            5.500     08/01/2022      02/01/2008 A          20,026
----------------------------------------------------------------------------------------------------------------------------
      285,000   San Bernardino County COP
                (Medical Center Financing)                            5.500     08/01/2024      08/01/2007 A         285,237
----------------------------------------------------------------------------------------------------------------------------
       60,000   San Bernardino County Hsg. Authority
                (Glen Aire Mobile Home Park)                          6.700     12/20/2041      11/20/2011 A          66,268
----------------------------------------------------------------------------------------------------------------------------
      110,000   San Bernardino Joint Powers Financing
                Authority (California Dept. of
                Transportation Lease)                                 5.500     12/01/2020      12/01/2007 A         110,270
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Bernardino Joint Powers Financing
                Authority (California Dept. of
                Transportation Lease)                                 5.500     12/01/2020      12/01/2007 A          25,146
----------------------------------------------------------------------------------------------------------------------------
       75,000   San Bernardino Joint Powers Financing
                Authority (City Hall)                                 5.600     01/01/2015      01/01/2008 A          76,611
----------------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers Financing
                Authority (Tax Allocation)                            6.625     04/01/2026      04/01/2012 A         162,227
----------------------------------------------------------------------------------------------------------------------------
      685,000   San Bernardino Mountains Community
                Hospital District COP 3                               5.000     02/01/2017      03/07/2015 C         686,281
----------------------------------------------------------------------------------------------------------------------------
       15,000   San Bernardino Redevel. Agency
                (Ramona Senior Complex)                               7.875     07/01/2025      01/01/2008 A          15,051
----------------------------------------------------------------------------------------------------------------------------
       40,000   San Buenaventura Public Facilities
                Financing Authority                                   5.750     06/01/2014      12/01/2007 A          40,272
----------------------------------------------------------------------------------------------------------------------------
       60,000   San Clemente Improvement Bond Act 1915                6.050     09/02/2028      09/02/2007 A          60,710
----------------------------------------------------------------------------------------------------------------------------
      100,000   San Clemente Improvement Bond Act 1915                6.050     09/02/2028      09/02/2007 A         101,183


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      50,000   San Diego COP (Balboa & Mission Bay Parks)            5.500%    11/01/2009      11/01/2007 A    $     50,180
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego COP (Balboa & Mission Bay Parks)            5.600     11/01/2010      11/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
      320,000   San Diego COP (Balboa & Mission Bay Parks)            5.600     11/01/2010      11/01/2007 A         321,229
----------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego COP (Balboa & Mission Bay Parks)            5.800     11/01/2016      11/01/2007 A          35,035
----------------------------------------------------------------------------------------------------------------------------
      105,000   San Diego COP (Balboa & Mission Bay Parks)            6.000     11/01/2019      11/01/2007 A         105,118
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego COP (Balboa & Mission Bay Parks)            6.000     11/01/2020      11/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego County COP (Central Jail)                   5.000     10/01/2025      10/01/2007 A          25,481
----------------------------------------------------------------------------------------------------------------------------
       95,000   San Diego County COP (San Diego Hospital
                Assoc./Sharp Memorial Hospital Obligated
                Group)                                                5.000     08/15/2018      08/15/2010 A          97,595
----------------------------------------------------------------------------------------------------------------------------
       70,000   San Diego County COP (San Diego Hospital
                Assoc./Sharp Memorial Hospital Obligated
                Group)                                                5.000     08/15/2028      08/15/2010 A          71,481
----------------------------------------------------------------------------------------------------------------------------
      130,000   San Diego Mtg. (Mariners Cove)                        5.800     09/01/2015      09/01/2007 A         130,159
----------------------------------------------------------------------------------------------------------------------------
       65,000   San Diego Public Facilities Financing Authority       5.000     05/15/2015      11/15/2007 A          65,068
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   San Diego Public Facilities Financing Authority       5.000     05/15/2020      11/15/2007 A       1,015,883
----------------------------------------------------------------------------------------------------------------------------
    1,210,000   San Diego Public Facilities Financing Authority       5.000     05/15/2025      11/15/2007 A       1,210,992
----------------------------------------------------------------------------------------------------------------------------
      200,000   San Diego Public Facilities Financing Authority       5.200     05/15/2013      11/15/2007 A         200,242
----------------------------------------------------------------------------------------------------------------------------
       90,000   San Diego Public Facilities Financing Authority       5.250     05/15/2020      11/15/2007 A          90,050
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego Public Facilities Financing Authority       5.250     05/15/2022      11/15/2007 A          25,277
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Diego Public Facilities Financing Authority       5.250     05/15/2022      11/15/2007 A          25,277
----------------------------------------------------------------------------------------------------------------------------
      365,000   San Diego Public Facilities Financing Authority       5.250     05/15/2027      11/15/2007 A         368,993
----------------------------------------------------------------------------------------------------------------------------
       70,000   San Diego Public Facilities Financing Authority       5.250     05/15/2027      11/15/2007 A          70,766
----------------------------------------------------------------------------------------------------------------------------
       10,000   San Diego Redevel. Agency (Central Imperial)          6.600     10/01/2030      10/01/2010 A          10,660
----------------------------------------------------------------------------------------------------------------------------
      200,000   San Diego Sewer                                       5.000     05/15/2023      11/15/2007 A         200,164
----------------------------------------------------------------------------------------------------------------------------
      120,000   San Diego Sewer, Series A                             5.000     05/15/2013      11/15/2007 A         120,116
----------------------------------------------------------------------------------------------------------------------------
      655,000   San Diego Sewer, Series A                             5.250     05/15/2020      11/15/2007 A         657,129
----------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Sewer, Series A                             5.250     05/15/2020      11/15/2007 A          35,041
----------------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco Bay Area Rapid Transit District         5.000     07/01/2028      07/01/2008 A         117,000
----------------------------------------------------------------------------------------------------------------------------
       40,000   San Francisco City & County Airports
                Commission                                            4.800     05/01/2014      01/01/2010 A          40,612
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Francisco City & County Airports
                Commission                                            4.900     05/01/2016      01/01/2010 A          30,461
----------------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2017      05/01/2009 A          56,159
----------------------------------------------------------------------------------------------------------------------------
      270,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2019      05/01/2008 A         273,758
----------------------------------------------------------------------------------------------------------------------------
      575,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2019      01/01/2010 A         582,676
----------------------------------------------------------------------------------------------------------------------------
       70,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2021      01/01/2010 A          70,823
----------------------------------------------------------------------------------------------------------------------------
      275,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2022      01/01/2010 A         277,978


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     260,000   San Francisco City & County Airports
                Commission                                            5.000%    05/01/2022      05/01/2008 A    $    263,175
----------------------------------------------------------------------------------------------------------------------------
      130,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2023      05/01/2009 A         131,986
----------------------------------------------------------------------------------------------------------------------------
      278,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2025      01/01/2010 A         280,505
----------------------------------------------------------------------------------------------------------------------------
      230,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2028      01/01/2010 A         231,863
----------------------------------------------------------------------------------------------------------------------------
      150,000   San Francisco City & County Airports
                Commission                                            5.000     05/01/2029      05/01/2008 A         151,292
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Francisco City & County Airports
                Commission                                            5.125     05/01/2021      05/01/2011 A          30,768
----------------------------------------------------------------------------------------------------------------------------
      185,000   San Francisco City & County Airports
                Commission                                            5.250     01/01/2026      01/01/2008 A         187,346
----------------------------------------------------------------------------------------------------------------------------
       85,000   San Francisco City & County Airports
                Commission                                            5.500     05/01/2015      05/01/2008 A          86,698
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County Airports
                Commission                                            5.500     05/01/2016      05/01/2012 A          26,368
----------------------------------------------------------------------------------------------------------------------------
       35,000   San Francisco City & County Airports
                Commission                                            5.500     05/01/2024      05/01/2010 A          36,447
----------------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County Airports
                Commission (SFO Fuel Company)                         5.000     01/01/2014      01/01/2008 A          10,134
----------------------------------------------------------------------------------------------------------------------------
      220,000   San Francisco City & County Airports
                Commission (SFO Fuel Company)                         5.125     01/01/2017      01/01/2008 A         222,897
----------------------------------------------------------------------------------------------------------------------------
       40,000   San Francisco City & County Airports
                Commission (SFO Fuel Company)                         5.250     01/01/2021      01/01/2008 A          40,543
----------------------------------------------------------------------------------------------------------------------------
       50,000   San Francisco City & County Airports
                Commission (SFO Fuel Company)                         5.250     01/01/2027      01/01/2008 A          50,630
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County COP
                (2789 25th Street Property)                           5.000     09/01/2013      09/01/2007 A          25,024
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County COP
                (77th Street Property)                                5.300     09/01/2022      09/01/2007 A          20,421
----------------------------------------------------------------------------------------------------------------------------
       90,000   San Francisco City & County COP
                (San Bruno Jail)                                      5.250     10/01/2026      10/01/2008 A          92,899
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Francisco City & County COP
                (San Bruno Jail)                                      5.250     10/01/2033      10/01/2008 A       2,065,060
----------------------------------------------------------------------------------------------------------------------------
       70,000   San Francisco City & County Financing Corp.
                (Comb Emergency Communications)                       5.300     04/01/2011      10/01/2007 A          70,085
----------------------------------------------------------------------------------------------------------------------------
       45,000   San Francisco City & County Improvement
                Bond Act 1915                                         6.850     09/02/2026      09/02/2007 A          46,426
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County Parking Authority
                (Parking Meter)                                       5.000     06/01/2018      06/01/2009 A          25,474
----------------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco City & County Redevel. Agency           6.750     07/01/2025      01/01/2008 A         116,592


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   San Francisco City & County Redevel. Agency
                (FHA Insured-Section 8)                               6.850%    07/01/2024      01/01/2008 A    $     10,325
----------------------------------------------------------------------------------------------------------------------------
       90,000   San Francisco City & County Redevel. Agency
                (South Beach)                                         5.700     03/01/2029      09/01/2007 A          90,063
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Redevel.
                Financing Authority                                   4.800     08/01/2016      08/01/2016            20,017
----------------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Redevel.
                Financing Authority                                   5.000     08/01/2018      08/01/2007 A         100,084
----------------------------------------------------------------------------------------------------------------------------
      125,000   San Francisco City & County Redevel.
                Financing Authority                                   5.000     08/01/2022      08/01/2016 A         125,094
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Joaquin County Community Facilities
                District Special Tax (Delta Farms)                    6.125     09/01/2024      09/01/2007 A          25,763
----------------------------------------------------------------------------------------------------------------------------
      305,000   San Joaquin Hills Transportation
                Corridor Agency                                       5.375     01/15/2029      01/15/2008 A         310,694
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Jose Financing Authority (Golf Course)            5.400     08/15/2017      08/15/2007 A          30,372
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Jose Improvement Bond Act 1915                    5.600     09/02/2016      09/02/2007 A          20,609
----------------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Improvement Bond Act 1915                    5.700     09/02/2018      09/02/2007 A          25,762
----------------------------------------------------------------------------------------------------------------------------
       95,000   San Jose Improvement Bond Act 1915                    5.750     09/02/2019      09/02/2007 A          97,900
----------------------------------------------------------------------------------------------------------------------------
       60,000   San Jose Improvement Bond Act 1915                    5.750     09/02/2020      09/02/2007 A          61,822
----------------------------------------------------------------------------------------------------------------------------
      225,000   San Jose Multifamily (Sixth & Martha Family
                Apartments)                                           5.875     03/01/2033      03/01/2010 A         230,531
----------------------------------------------------------------------------------------------------------------------------
      285,000   San Jose Multifamily Hsg. (Almaden Senior
                Hsg. Partners)                                        5.350     07/15/2034      09/14/2015 B         293,080
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Jose Multifamily Hsg. (El Parador
                Apartments)                                           6.100     01/01/2031      01/01/2013 A          31,277
----------------------------------------------------------------------------------------------------------------------------
        5,000   San Jose Redevel. Agency                              5.250     08/01/2029      08/01/2008 A           5,179
----------------------------------------------------------------------------------------------------------------------------
       10,000   San Jose Redevel. Agency                              5.500     08/01/2016      08/01/2007 A          10,214
----------------------------------------------------------------------------------------------------------------------------
       45,000   San Jose Redevel. Agency                              5.750     08/01/2017      08/01/2007 A          46,238
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Jose Unified School District COP                  5.000     06/01/2016      06/01/2008 A          20,021
----------------------------------------------------------------------------------------------------------------------------
       35,000   San Jose Unified School District COP                  5.125     06/01/2022      12/01/2007 A          35,032
----------------------------------------------------------------------------------------------------------------------------
      190,000   San Leandro Community Facilities District
                No. 1 Special Tax                                     6.400     09/01/2019      09/01/2008 A         195,734
----------------------------------------------------------------------------------------------------------------------------
    1,045,000   San Marcos Special Tax                                5.900     09/01/2028      03/01/2012 A       1,081,262
----------------------------------------------------------------------------------------------------------------------------
    1,665,000   San Marcos Special Tax                                5.950     09/01/2035      03/01/2012 A       1,727,970
----------------------------------------------------------------------------------------------------------------------------
       20,000   San Mateo Sewer                                       5.000     08/01/2028      08/01/2007 A          20,173
----------------------------------------------------------------------------------------------------------------------------
       30,000   Santa Barbara Redevel. Agency (Central City)          6.000     03/01/2008      03/01/2008            30,403
----------------------------------------------------------------------------------------------------------------------------
       70,000   Santa Clara County Financing Authority                5.000     11/15/2022      11/15/2007 A          71,451
----------------------------------------------------------------------------------------------------------------------------
       80,000   Santa Clara County Hsg. Authority
                (Rivertown Apartments)                                5.700     08/01/2021      02/01/2013 A          82,901
----------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Clara Unified School District                   5.000     08/01/2022      08/01/2007 A          25,238
----------------------------------------------------------------------------------------------------------------------------
       50,000   Santa Cruz County Hsg. Authority
                (Northgate Apartments)                                5.350     07/20/2022      07/20/2011 A          51,001


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      40,000   Santa Cruz County Redevel. Agency
                (Live Oak/Soquel Community)                           5.500%    09/01/2014      09/01/2007 A    $     40,834
----------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Margarita Water District Special Tax
                Community Facilities District No. 99-1                6.200     09/01/2020      09/01/2009 A          26,726
----------------------------------------------------------------------------------------------------------------------------
       60,000   Santa Margarita Water District Special Tax
                Community Facilities District No. 99-1                6.250     09/01/2029      09/01/2009 A          64,203
----------------------------------------------------------------------------------------------------------------------------
       25,000   Santa Maria COP                                       5.500     08/01/2021      08/01/2007 A          25,033
----------------------------------------------------------------------------------------------------------------------------
       30,000   Santa Nella County Water District                     6.250     09/02/2028      09/02/2010 A          30,899
----------------------------------------------------------------------------------------------------------------------------
      175,000   Santa Rosa Improvement Bond Act 1915
                (Fountaingrove Parkway)                               5.700     09/02/2019      09/02/2007 A         180,320
----------------------------------------------------------------------------------------------------------------------------
       20,000   Santa Rosa Improvement Bond Act 1915
                (Nielson Ranch)                                       6.700     09/02/2022      09/02/2007 A          20,419
----------------------------------------------------------------------------------------------------------------------------
       40,000   Santa Rosa Improvement Bond Act 1915
                (Skyhawk)                                             5.750     09/02/2020      09/02/2007 A          40,818
----------------------------------------------------------------------------------------------------------------------------
       15,000   Santa Rosa Wastewater                                 5.000     09/01/2022      09/01/2007 A          15,090
----------------------------------------------------------------------------------------------------------------------------
       50,000   Santaluz Special Tax Community Facilities
                District No. 2                                        5.500     09/01/2030      09/01/2007 A          51,160
----------------------------------------------------------------------------------------------------------------------------
      965,000   Santaluz Special Tax Community Facilities
                District No. 2                                        6.375     09/01/2030      09/01/2007 A         965,917
----------------------------------------------------------------------------------------------------------------------------
       15,000   Scotts Valley Special Tax                             5.200     09/01/2028      09/01/2007 A          15,014
----------------------------------------------------------------------------------------------------------------------------
       15,000   Sequoia Hospital District                             5.375     08/15/2023      08/15/2007 A          15,258
----------------------------------------------------------------------------------------------------------------------------
      110,000   Shafter Community Devel. Agency
                Tax Allocation                                        5.000     11/01/2013      11/01/2013           110,725
----------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                        5.250     11/01/2017      11/01/2016 A         102,160
----------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                        5.300     11/01/2018      11/01/2016 A         102,081
----------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                        5.350     11/01/2019      11/01/2016 A         102,298
----------------------------------------------------------------------------------------------------------------------------
      100,000   Shafter Community Devel. Agency
                Tax Allocation                                        5.375     11/01/2020      11/01/2016 A         102,185
----------------------------------------------------------------------------------------------------------------------------
       25,000   Sierra View Local Health Care District                5.250     07/01/2018      07/01/2009 A          25,253
----------------------------------------------------------------------------------------------------------------------------
      125,000   Signal Hill Redevel. Agency                           5.250     10/01/2023      10/01/2007 A         125,271
----------------------------------------------------------------------------------------------------------------------------
       75,000   Solana Beach Community Facilities District            5.200     09/01/2009      09/01/2009            75,705
----------------------------------------------------------------------------------------------------------------------------
       80,000   Solana Beach Community Facilities District            5.300     09/01/2010      09/01/2010            80,686
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southern CA Public Power Authority                    5.000     07/01/2015      01/01/2008 A       1,001,020
----------------------------------------------------------------------------------------------------------------------------
       15,000   Southern CA Public Power Authority                    5.500     07/01/2020      01/01/2008 A          15,015
----------------------------------------------------------------------------------------------------------------------------
       30,000   Southern CA Public Power Authority
                (Palo Verde)                                          5.000     07/01/2017      01/01/2008 A          30,031
----------------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Community Facilities District                5.550     08/01/2014      08/01/2008 A          25,232
----------------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Community Facilities District                6.750     08/01/2010      08/01/2007 A          25,280
----------------------------------------------------------------------------------------------------------------------------
       20,000   Stockton COP                                          5.200     09/01/2029      09/01/2008 A          20,584


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000   Stockton Health Facilities (Dameron
                Hospital Assoc.)                                      5.700%    12/01/2014      12/01/2007 A    $     25,600
----------------------------------------------------------------------------------------------------------------------------
       30,000   Stockton Improvement Bond Act 1915                    5.800     09/02/2020      03/02/2010 A          30,534
----------------------------------------------------------------------------------------------------------------------------
       55,000   Stockton Public Financing Authority, Series B         6.350     09/02/2010      09/02/2007 A          57,232
----------------------------------------------------------------------------------------------------------------------------
       30,000   Stockton Public Financing Authority, Series B         6.700     09/02/2016      09/02/2007 A          31,241
----------------------------------------------------------------------------------------------------------------------------
       50,000   Susanville COP 3                                      5.750     05/01/2011      11/01/2007 A          50,786
----------------------------------------------------------------------------------------------------------------------------
       85,000   Susanville COP 3                                      6.000     05/01/2011      11/01/2007 A          86,354
----------------------------------------------------------------------------------------------------------------------------
       60,000   Susanville Public Financing Authority                 5.500     09/01/2027      09/01/2014 A          63,064
----------------------------------------------------------------------------------------------------------------------------
       65,000   Sweetwater Authority                                  5.250     04/01/2010      10/23/2008 C          66,434
----------------------------------------------------------------------------------------------------------------------------
      745,000   Tejon Ranch Public Facilities Finance
                Authority Special Tax (Community Facilities
                District No. 1)                                       7.200     09/01/2030      09/01/2007 A         768,788
----------------------------------------------------------------------------------------------------------------------------
      830,000   Temecula Public Financing Authority
                Community Facilities District (Roripaugh)             4.350     09/01/2009      09/01/2009           810,860
----------------------------------------------------------------------------------------------------------------------------
      865,000   Temecula Public Financing Authority
                Community Facilities District (Roripaugh)             4.500     09/01/2010      09/01/2010           838,713
----------------------------------------------------------------------------------------------------------------------------
      905,000   Temecula Public Financing Authority
                Community Facilities District (Roripaugh)             4.650     09/01/2011      09/01/2011           874,764
----------------------------------------------------------------------------------------------------------------------------
       30,000   Temecula Valley Unified School District
                Community Facilities District No. 02-1                6.125     09/01/2033      09/01/2007 A          30,618
----------------------------------------------------------------------------------------------------------------------------
       20,000   Torrance Redevel. Agency
                (Downtown Redevel.)                                   5.550     09/01/2018      09/01/2008 A          20,536
----------------------------------------------------------------------------------------------------------------------------
      835,000   Tracy Area Public Facilities Financing Agency 2       5.875     10/01/2013      10/01/2007 A         886,879
----------------------------------------------------------------------------------------------------------------------------
       50,000   Tracy Community Facilities District                   5.400     09/01/2015      09/01/2012 A          50,890
----------------------------------------------------------------------------------------------------------------------------
       50,000   Tracy Community Facilities District                   6.100     09/01/2015      09/02/2011 A          51,546
----------------------------------------------------------------------------------------------------------------------------
       10,000   Tracy Community Facilities District                   6.500     09/01/2020      09/02/2011 A          10,311
----------------------------------------------------------------------------------------------------------------------------
       25,000   Tracy Community Facilities District
                (205 Parcel Glen)                                     6.250     09/01/2032      09/02/2014 A          25,769
----------------------------------------------------------------------------------------------------------------------------
      100,000   Tracy Community Facilities District
                (South MacArthur Area)                                6.000     09/01/2027      09/01/2012 A         103,047
----------------------------------------------------------------------------------------------------------------------------
       30,000   Tracy Community Facilities District
                (South MacArthur Area)                                6.300     09/01/2017      09/02/2011 A          30,930
----------------------------------------------------------------------------------------------------------------------------
       55,000   Tracy COP (Community Park & Civic Center)             6.625     03/01/2018      09/01/2007 A          55,186
----------------------------------------------------------------------------------------------------------------------------
       35,000   Tracy Improvement Bond Act 1915                       5.700     09/02/2023      09/02/2007 A          35,014
----------------------------------------------------------------------------------------------------------------------------
       60,000   Tracy Operating Partnership Joint Powers
                Authority                                             6.100     09/02/2021      09/02/2007 A          60,639
----------------------------------------------------------------------------------------------------------------------------
       30,000   Truckee-Donner Public Utility District
                Special Tax                                           5.800     09/01/2035      09/01/2007 A          30,909
----------------------------------------------------------------------------------------------------------------------------
       75,000   Truckee-Donner Public Utility District
                Special Tax                                           6.000     09/01/2028      09/01/2007 A          77,288
----------------------------------------------------------------------------------------------------------------------------
       20,000   Truckee-Donner Public Utility District
                Special Tax                                           6.100     09/01/2033      09/01/2007 A          20,612


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     220,000   Turlock Auxiliary Organization COP
                (California Universities-Stanlius Foundation)         5.875%    06/01/2022      12/01/2007 A    $    223,496
----------------------------------------------------------------------------------------------------------------------------
       25,000   Turlock Irrigation District, Series A                 5.000     01/01/2026      01/01/2008 A          25,460
----------------------------------------------------------------------------------------------------------------------------
       20,000   University of CA, Series E                            5.375     09/01/2024      09/01/2007 A          20,227
----------------------------------------------------------------------------------------------------------------------------
      210,000   Upland Community Facilities District
                Special Tax                                           5.900     09/01/2024      09/01/2013 A         219,295
----------------------------------------------------------------------------------------------------------------------------
      185,000   Upland COP (San Antonio
                Community Hospital)                                   5.000     01/01/2018      01/01/2008 A         185,056
----------------------------------------------------------------------------------------------------------------------------
       40,000   Vacaville COP                                         5.500     08/15/2021      08/15/2007 A          40,451
----------------------------------------------------------------------------------------------------------------------------
       35,000   Vacaville COP                                         5.500     08/15/2027      08/15/2007 A          35,392
----------------------------------------------------------------------------------------------------------------------------
       20,000   Vacaville Improvement Bond Act 1915
                (East Monte Vista Avenue)                             5.850     09/02/2016      09/02/2007 A          20,619
----------------------------------------------------------------------------------------------------------------------------
       10,000   Vacaville Improvement Bond Act 1915
                (Green Tree Reassessment District)                    6.300     09/02/2013      09/02/2007 A          10,213
----------------------------------------------------------------------------------------------------------------------------
      195,000   Vacaville Public Financing Authority                  5.400     09/01/2022      09/01/2007 A         195,525
----------------------------------------------------------------------------------------------------------------------------
      110,000   Vacaville Redevel. Agency (Vacaville
                Community Hsg.)                                       6.000     11/01/2024      11/01/2010 A         113,497
----------------------------------------------------------------------------------------------------------------------------
      100,000   Val Verde Unified School District                     6.125     09/01/2034      09/01/2007 A         102,090
----------------------------------------------------------------------------------------------------------------------------
       10,000   Vallejo Public Financing Authority, Series A          7.500     09/01/2020      09/01/2007 A          10,020
----------------------------------------------------------------------------------------------------------------------------
       40,000   Vallejo Quadrant Improvement District
                No. 001                                               6.000     09/01/2017      09/01/2015 A          42,983
----------------------------------------------------------------------------------------------------------------------------
       30,000   Vallejo Quadrant Improvement District
                No. 001                                               6.000     09/01/2026      09/01/2013 A          31,799
----------------------------------------------------------------------------------------------------------------------------
       40,000   Vallejo Quadrant Improvement District
                No. 001                                               6.125     09/01/2034      09/01/2015 A          42,632
----------------------------------------------------------------------------------------------------------------------------
       10,000   Valley Center-Pauma Unified School District
                (Woods Valley Ranch)                                  6.000     09/01/2025      09/01/2007 A          10,204
----------------------------------------------------------------------------------------------------------------------------
       20,000   Valley Center-Pauma Unified School District
                (Woods Valley Ranch)                                  6.000     09/01/2028      09/01/2007 A          20,409
----------------------------------------------------------------------------------------------------------------------------
       25,000   Valley Center-Pauma Unified School District
                Community Facilities District No. 1
                (Woods Valley Ranch)                                  5.500     09/01/2019      09/01/2007 A          25,504
----------------------------------------------------------------------------------------------------------------------------
    1,825,000   Ventura County Area Hsg. Authority (Mira
                Vista Senior Apartments)                              5.000     12/01/2022      10/04/2016 B       1,833,669
----------------------------------------------------------------------------------------------------------------------------
      440,000   Ventura Port District COP                             6.375     08/01/2028      08/01/2010 A         453,662
----------------------------------------------------------------------------------------------------------------------------
      145,000   Victor Elementary School District                     5.600     09/01/2034      09/01/2014 A         149,285
----------------------------------------------------------------------------------------------------------------------------
       50,000   Vista Joint Powers Financing Authority                6.100     10/01/2021      10/01/2007 A          50,108
----------------------------------------------------------------------------------------------------------------------------
        5,000   Vista Joint Powers Financing Authority                6.250     12/01/2019      12/01/2007 A           5,029
----------------------------------------------------------------------------------------------------------------------------
       20,000   Wasco Improvement Bond Act 1915                       8.750     09/02/2010      09/02/2007 A          20,672
----------------------------------------------------------------------------------------------------------------------------
       25,000   Wasco Improvement Bond Act 1915                       8.750     09/02/2013      09/02/2007 A          25,841
----------------------------------------------------------------------------------------------------------------------------
       25,000   West Contra Costa Unified School District             5.000     08/01/2023      08/01/2009 A          25,643
----------------------------------------------------------------------------------------------------------------------------
      100,000   West Covina Redevel. Agency Tax Allocation
                (Executive Lodge Apartments)                          5.100     09/01/2014      09/01/2007 A         101,032


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      20,000   West Patterson Financing Authority
                Special Tax                                           5.850%    09/01/2028      09/01/2015 A    $     21,030
----------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax                                           6.000     09/01/2019      09/01/2015 A          10,716
----------------------------------------------------------------------------------------------------------------------------
       15,000   West Patterson Financing Authority
                Special Tax                                           6.000     09/01/2039      09/01/2015 A          15,818
----------------------------------------------------------------------------------------------------------------------------
       75,000   West Patterson Financing Authority
                Special Tax                                           6.600     09/01/2033      03/01/2008 A          75,647
----------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax                                           6.700     09/01/2032      09/01/2007 A          10,013
----------------------------------------------------------------------------------------------------------------------------
       60,000   West Patterson Financing Authority
                Special Tax                                           6.750     09/01/2036      03/01/2008 A          60,562
----------------------------------------------------------------------------------------------------------------------------
       10,000   West Patterson Financing Authority
                Special Tax Community Facilities District             5.600     09/01/2019      09/01/2015 A          10,488
----------------------------------------------------------------------------------------------------------------------------
       60,000   West Sacramento Financing Authority
                Special Tax                                           6.100     09/01/2029      03/01/2008 A          61,153
----------------------------------------------------------------------------------------------------------------------------
       10,000   West Sacramento Improvement Bond
                Act 1915                                              8.500     09/02/2017      11/01/2015 C          10,292
----------------------------------------------------------------------------------------------------------------------------
      200,000   West Sacramento Special Tax Community
                Facilities District No. 12                            5.750     09/01/2029      09/01/2007 A         204,290
----------------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax Community
                Facilities District No. 14                            6.125     09/01/2021      03/01/2011 A          52,055
----------------------------------------------------------------------------------------------------------------------------
       10,000   West Sacramento Special Tax Community
                Facilities District No. 17                            5.875     09/01/2033      09/01/2010 A          10,197
----------------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax Community
                Facilities District No. 8 (Southport)                 6.500     09/01/2031      09/01/2009 A          52,260
----------------------------------------------------------------------------------------------------------------------------
      120,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                  6.000     09/01/2024      09/01/2014 A         122,452
----------------------------------------------------------------------------------------------------------------------------
       50,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                  6.125     09/01/2031      09/01/2014 A          51,692
----------------------------------------------------------------------------------------------------------------------------
       45,000   Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                  6.875     09/01/2031      09/01/2009 A          47,522
----------------------------------------------------------------------------------------------------------------------------
       25,000   Western Municipal Water Districts                     7.125     09/02/2014      09/02/2007 A          25,794
----------------------------------------------------------------------------------------------------------------------------
      210,000   William S. Hart Union School District                 6.000     09/01/2027      09/01/2013 A         219,824
----------------------------------------------------------------------------------------------------------------------------
       10,000   Woodlake Schools Finance Authority COP                5.900     02/01/2023      08/01/2007 A          10,049
----------------------------------------------------------------------------------------------------------------------------
       25,000   Woodland Redevel. Agency                              6.375     12/01/2026      12/01/2007 A          25,422
----------------------------------------------------------------------------------------------------------------------------
      140,000   Y/S School Facilities Financing Authority
                (Chula Vista Elementary School)                       5.000     09/01/2015      09/01/2007 A         142,939
----------------------------------------------------------------------------------------------------------------------------
       50,000   Yorba Linda Redevel. Agency Tax Allocation            5.250     09/01/2023      09/01/2007 A          50,052
----------------------------------------------------------------------------------------------------------------------------
       50,000   Yuba City Unified School District COP                 4.900     02/01/2011      02/01/2008 A          50,043
----------------------------------------------------------------------------------------------------------------------------
       15,000   Yuba City Unified School District COP                 5.250     02/01/2022      08/01/2007 A          15,016
----------------------------------------------------------------------------------------------------------------------------
       25,000   Yucaipa Redevel. Agency (Eldorado Palms
                Mobile Home)                                          6.000     05/01/2030      05/01/2010 A          25,692


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      30,000   Yucaipa Special Tax Community Facilities
                District No. 98-1                                     6.000%    09/01/2028      09/01/2009 A    $     30,966
                                                                                                                ------------

                                                                                                                 246,678,442
----------------------------------------------------------------------------------------------------------------------------
U.S.POSSESSIONS--11.4%
    1,000,000   Guam Education Financing Foundation COP               5.000     10/01/2023      10/01/2016 A       1,033,360
----------------------------------------------------------------------------------------------------------------------------
      600,000   Guam Government Waterworks Authority &
                Wastewater System                                     6.000     07/01/2025      07/01/2015 A         647,544
----------------------------------------------------------------------------------------------------------------------------
      260,000   Guam Power Authority, Series A                        5.250     10/01/2023      10/01/2007 A         260,863
----------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Children's Trust Fund (TASC)              5.375     05/15/2033      05/15/2012 A          60,803
----------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Commonwealth GO                           5.000     07/01/2029      07/01/2014 A         511,270
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Commonwealth GO                           5.250     07/01/2030      07/01/2016 A       2,100,840
----------------------------------------------------------------------------------------------------------------------------
      950,000   Puerto Rico Commonwealth GO                           5.250     07/01/2032      07/01/2016 A         995,771
----------------------------------------------------------------------------------------------------------------------------
      370,000   Puerto Rico HFC (Homeowner Mtg.)                      5.200     12/01/2032      12/01/2008 A         373,826
----------------------------------------------------------------------------------------------------------------------------
      590,000   Puerto Rico HFC, Series B 2                           5.300     12/01/2028      06/01/2011 A         601,110
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Puerto Rico Highway & Transportation
                Authority, Series K                                   5.000     07/01/2021      07/01/2015 A       6,195,720
----------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Highway & Transportation
                Authority, Series K                                   5.000     07/01/2027      07/01/2015 A         513,295
----------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico IMEPCF (American Home
                Products)                                             5.100     12/01/2018      12/01/2007 A         114,477
----------------------------------------------------------------------------------------------------------------------------
    2,535,000   Puerto Rico ITEMECF (Cogeneration
                Facilities)                                           6.625     06/01/2026      06/01/2010 A       2,712,146
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Puerto Rico Municipal Finance Agency,
                Series A                                              5.250     08/01/2023      08/01/2015 A       1,574,370
----------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico Port Authority, Series D                  6.000     07/01/2021      01/01/2008 A          75,185
----------------------------------------------------------------------------------------------------------------------------
    1,305,000   Puerto Rico Port Authority, Series D                  7.000     07/01/2014      01/01/2008 A       1,310,181
----------------------------------------------------------------------------------------------------------------------------
       45,000   Puerto Rico Public Finance Corp.                      7.250     08/01/2009      08/01/2008 A          45,007
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico 2                           5.000     06/01/2025      06/01/2016 A       1,028,340
----------------------------------------------------------------------------------------------------------------------------
    7,125,000   University of Puerto Rico, Series P                   5.000     06/01/2021      06/01/2016 A       7,363,474
----------------------------------------------------------------------------------------------------------------------------
      250,000   V.I. Public Finance Authority, Series A               5.250     10/01/2024      10/01/2014 A         261,050
----------------------------------------------------------------------------------------------------------------------------
      160,000   V.I. Public Finance Authority, Series A               5.500     10/01/2022      10/01/2010 A         163,683
----------------------------------------------------------------------------------------------------------------------------
    2,500,000   V.I. Public Finance Authority, Series A               6.375     10/01/2019      10/01/2010 A       2,687,105
                                                                                                                ------------

                                                                                                                  30,629,420

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $275,004,290)--103.0%                                                          277,307,862
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.0)                                                                      (8,101,891)
                                                                                                                ------------
NET ASSETS--100.0%                                                                                              $269,205,971
                                                                                                                ============


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $6,281,997, which represents 2.33% of the Fund's net assets. See Note 5 of accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments

CDA       Communities Devel. Authority

COP       Certificates of Participation

CSU       California State University

CVHP      Citrus Valley Health Partners

CVMC      Citrus Valley Medical Center

FH        Foothill Hospital

FHA       Federal Housing Agency/Authority

FNMA      Federal National Mortgage Assoc.

GNMA      Government National Mortgage Assoc.

GO        General Obligation

HFA       Housing Finance Agency

HFC       Housing Finance Corp.

IMEPCF    Industrial, Medical and  Environmental
          Pollution Control Facilities

INFLOS    Inverse Floating Rate Securities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

PARS      Periodic Auction Reset Securities

RITES     Residual Interest Tax Exempt Security

ROLs      Residual Option Longs

TASC      Tobacco Settlement Asset-Backed Bonds

V.I.      United States Virgin Islands


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                       VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                 $     61,645,270      22.2%
Special Tax                                               33,729,291      12.2
General Obligation                                        26,220,418       9.5
Gas Utilities                                             25,902,190       9.3
Marine/Aviation Facilities                                17,830,188       6.4
Municipal Leases                                          12,461,290       4.5
Tax Increment Financing (TIF)                             11,776,381       4.3
Single Family Housing                                     11,214,276       4.0
Multifamily Housing                                        9,903,214       3.6
Higher Education                                           9,283,869       3.4
Hospital/Health Care                                       7,428,053       2.7
Highways/Commuter Facilities                               7,070,389       2.5
Water Utilities                                            6,070,100       2.2
Special Assessment                                         5,818,716       2.1
Adult Living Facilities                                    5,816,556       2.1
Electric Utilities                                         5,809,666       2.1
Government Appropriation                                   5,234,792       1.9
Sewer Utilities                                            4,537,510       1.6
Multiline Retail                                           2,552,807       0.9
Correctional Facilities                                    2,157,959       0.8
Automobiles                                                1,487,407       0.5
Casino                                                     1,080,020       0.4
Resource Recovery                                            988,273       0.4
Sales Tax Revenue                                            504,191       0.2
Education                                                    427,871       0.2
Pharmaceuticals                                              114,477       0.0
Hotels, Restaurants & Leisure                                101,216       0.0
Student Loans                                                 70,108       0.0
Parking Fee Revenue                                           51,342       0.0
Not-for-Profit Organization                                   20,022       0.0
                                                    ---------------------------
Total                                               $    277,307,862     100.0%
                                                    ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value (cost $275,004,290)--see accompanying
statement of investments                                            $    277,307,862
-------------------------------------------------------------------------------------
Cash                                                                         400,660
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         5,923,082
Interest                                                                   3,411,973
Investments sold                                                           1,124,490
Other                                                                          5,516
                                                                    -----------------
Total assets                                                             288,173,583

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)            14,695,000
Payable on borrowings (See Note 6)                                         1,900,000
Shares of beneficial interest redeemed                                     1,828,702
Investments purchased                                                        241,954
Dividends                                                                    170,650
Distribution and service plan fees                                            54,906
Trustees' compensation                                                        17,430
Interest expense on borrowings                                                11,343
Transfer and shareholder servicing agent fees                                  6,414
Shareholder communications                                                     2,066
Other                                                                         39,147
                                                                    -----------------
Total liabilities                                                         18,967,612

-------------------------------------------------------------------------------------
NET ASSETS                                                          $    269,205,971
                                                                    =================

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $         75,937
-------------------------------------------------------------------------------------
Additional paid-in capital                                               266,941,199
-------------------------------------------------------------------------------------
Accumulated net investment income                                             83,998
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                (198,735)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 2,303,572
                                                                    -----------------
NET ASSETS                                                          $    269,205,971
                                                                    =================


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $208,041,387 and 58,662,966 shares of beneficial interest
outstanding)                                                               $3.55
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                $3.68
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales  charge) and offering price per share (based on net assets of $2,135,860 and 590,175 shares of beneficial interest
outstanding)                                                               $3.62
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $59,028,724 and 16,683,472 shares of beneficial
interest outstanding)                                                      $3.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Interest                                                               $  12,659,544
-------------------------------------------------------------------------------------
Other income                                                                      36
                                                                       --------------
Total investment income                                                   12,659,580

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                            1,147,857
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      460,960
Class B                                                                       22,756
Class C                                                                      553,410
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       23,770
Class B                                                                        2,166
Class C                                                                       24,758
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       17,274
Class B                                                                          816
Class C                                                                        9,552
-------------------------------------------------------------------------------------
Interest expense on borrowings                                               594,243
-------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes
issued (See Note 1)                                                          585,609
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   22,660
-------------------------------------------------------------------------------------
Trustees' compensation                                                        16,654
-------------------------------------------------------------------------------------
Other                                                                        107,815
                                                                       --------------
Total expenses                                                             3,590,300
Less reduction to custodian expenses                                         (10,043)
Less waivers and reimbursements of expenses                                 (493,401)
                                                                       --------------
Net expenses                                                               3,086,856

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      9,572,724

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------
Net realized gain on investments                                             233,194
-------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                         891,554

-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  10,697,472
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                        2007            2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $    9,572,724   $   5,832,649
--------------------------------------------------------------------------------
Net realized gain (loss)                                233,194        (406,967)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                   891,554        (691,224)
                                                 -------------------------------
Net increase in net assets resulting from
operations                                           10,697,472       4,734,458

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                              (7,492,067)     (4,575,181)
Class B                                                 (71,582)        (70,666)
Class C                                              (1,830,315)     (1,443,220)
                                                 -------------------------------
                                                     (9,393,964)     (6,089,067)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                              45,500,859     117,912,748
Class B                                                (407,225)      1,241,294
Class C                                               7,070,729      30,500,265
                                                 -------------------------------
                                                     52,164,363     149,654,307

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                       53,467,871     148,299,698
--------------------------------------------------------------------------------
Beginning of period                                 215,738,100      67,438,402
                                                 -------------------------------
End of period (including accumulated net
investment income (loss) of $83,998 and
$(94,762), respectively)                         $  269,205,971   $ 215,738,100
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                      $    10,697,472
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                   (57,470,147)
Proceeds from disposition of investment securities                   34,401,801
Short-term investment securities, net                                (8,034,327)
Premium amortization                                                  1,888,407
Discount accretion                                                     (909,057)
Net realized gain on investments                                       (233,194)
Net change in unrealized appreciation on investments                   (891,554)
Increase in interest receivable                                        (205,688)
Decrease in receivable for securities sold                            4,420,473
Increase in other assets                                                 (2,954)
Decrease in payable for securities purchased                           (292,826)
Decrease in payable for accrued expenses                               (133,663)
                                                                ----------------
Net cash used in operating activities                               (16,765,257)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowing                                         94,100,000
Payments on bank borrowing                                         (134,600,000)
Proceeds from short-term floating rate notes issued                  14,695,000
Proceeds from shares sold                                           120,676,808
Payment on shares redeemed                                          (75,246,333)
Cash distributions paid                                              (3,141,075)
                                                                ----------------
Net cash provided by financing activities                            16,484,400
--------------------------------------------------------------------------------
Net decrease in cash                                                   (280,857)
--------------------------------------------------------------------------------
Cash, beginning balance                                                 681,517
                                                                ----------------
Cash, ending balance                                            $       400,660
                                                                ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,230,491.
Cash paid for interest on bank borrowings--$712,230.
Cash paid for interest on short-term floating rate notes issued--$585,609.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                           2007          2006        2005        2004 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    3.52     $    3.56    $   3.30    $   3.35
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .15 2         .15 2       .16 2       .07
Net realized and unrealized gain (loss)                    .02          (.03)        .25        (.06)
                                                     -------------------------------------------------
Total from investment operations                           .17           .12         .41         .01
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.14)         (.16)       (.15)       (.06)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    3.55     $    3.52    $   3.56    $   3.30
                                                     =================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        4.99%         3.32%      12.78%       0.21%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 208,041     $ 161,562    $ 44,554    $ 11,627
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 186,689     $ 105,009    $ 21,877    $  8,381
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.10%         4.19%       4.76%       4.99%
Expenses excluding interest and fees on
short-term floating rate notes issued                     1.04%         1.42%       1.66%       1.92%
Interest and fees on short-term floating rate
notes issued                                              0.24% 5         --          --          --
                                                     -------------------------------------------------
Total expenses                                            1.28%         1.42%       1.66%       1.92%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                  1.08%         0.80%       0.80%       0.76%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS B     YEAR ENDED JULY 31,                           2007          2006        2005        2004 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    3.59     $    3.63    $   3.36    $   3.35
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .12 2         .13 2       .14 2       .05
Net realized and unrealized gain (loss)                    .02          (.04)        .26          -- 3
                                                     -------------------------------------------------
Total from investment operations                           .14           .09         .40         .05
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.11)         (.13)       (.13)       (.04)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    3.62     $    3.59    $   3.63    $   3.36
                                                     =================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                        4.05%         2.49%      12.03%       1.60%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   2,136     $   2,517    $  1,295    $    510
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   2,276     $   1,980    $    836    $    297
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                     3.34%         3.49%       4.11%       3.96%
Expenses excluding interest and fees on
short-term floating rate notes issued                     1.94%         2.30%       2.86%       2.86%
Interest and fees on short-term floating rate
notes issued                                              0.24% 6         --          --          --
                                                     -------------------------------------------------
Total expenses                                            2.18%         2.30%       2.86%       2.86%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                  1.89%         1.55%       1.55%       1.55%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                           2007          2006        2005        2004 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    3.51     $    3.56    $   3.30    $   3.35
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .12 2         .12 2       .14 2       .05
Net realized and unrealized gain (loss)                    .03          (.04)        .25        (.06)
                                                     -------------------------------------------------
Total from investment operations                           .15           .08         .39        (.01)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.12)         (.13)       (.13)       (.04)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    3.54     $    3.51    $   3.56    $   3.30
                                                     =================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        4.25%         2.30%      12.00%      (0.16)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  59,029     $  51,659    $ 21,589    $  4,079
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  55,357     $  39,346    $  9,836    $  2,044
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     3.34%         3.46%       3.98%       3.92%
Expenses excluding interest and fees on
short-term floating rate notes issued                     1.84%         2.21%       2.55%       2.93%
Interest and fees on short-term floating rate
notes issued                                              0.24% 5         --          --          --
                                                     -------------------------------------------------
Total expenses                                            2.08%         2.21%       2.55%       2.93%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                  1.86%         1.55%       1.55%       1.55%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not


             67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $15,498,722 as of July 31, 2007, which represents 5.38% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $24,904,372 shown on the Fund's Statement of Investments are held by such Trusts and


             68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND serve as collateral for the $14,695,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                        COUPON       MATURITY     VALUE AS OF
       AMOUNT   INVERSE FLOATER 1                                   RATES 2          DATES   JULY 31, 2007
----------------------------------------------------------------------------------------------------------
$   2,815,000   CA Pollution Control Financing Authority ROLs          9.78%       12/1/16   $   3,437,622
    6,250,000   Chula Vista Industrial Devel. RITES                    4.81        12/1/27       6,771,750
                                                                                             -------------
                                                                                             $  10,209,372
                                                                                             =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 57 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $281,177                   $--             $191,235           $2,296,072

1. As of July 31, 2007, the Fund had $191,235 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:


             69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                             EXPIRING
                             -----------------------
                             2013           $ 17,565
                             2014              1,553
                             2015            172,117
                                            --------
                             Total          $191,235
                                            ========

2. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                            YEAR ENDED       YEAR ENDED
                                         JULY 31, 2007    JULY 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Exempt-interest dividends       $   9,387,112    $   6,089,067
         Ordinary income                         6,852               --
                                         ------------------------------
         Total                           $   9,393,964    $   6,089,067
                                         ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities   $ 260,333,855
                                                 =============

                Gross unrealized appreciation    $   3,180,795
                Gross unrealized depreciation         (884,723)
                                                 -------------
                Net unrealized appreciation      $   2,296,072
                                                 =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $11,401 and payments of $4,883 were made to retired trustees, resulting in an accumulated liability of $13,568 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though


             70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


             71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JULY 31, 2007          YEAR ENDED JULY 31, 2006
                                             SHARES             AMOUNT         SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     27,342,239    $    97,596,183     38,919,816    $   137,404,928
Dividends and/or
distributions reinvested                  1,424,806          5,091,404        826,945          2,913,454
Redeemed                                (15,988,716)       (57,186,728)    (6,361,823)       (22,405,634)
                                        -----------------------------------------------------------------
Net increase                             12,778,329    $    45,500,859     33,384,938    $   117,912,748
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                        100,220    $       364,668        421,049    $     1,516,182
Dividends and/or
distributions reinvested                     12,889             46,976         11,689             42,026
Redeemed                                   (223,948)          (818,869)       (88,484)          (316,914)
                                        -----------------------------------------------------------------
Net increase (decrease)                    (110,839)   $      (407,225)       344,254    $     1,241,294
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                      6,963,581    $    24,823,382     11,449,252    $    40,404,104
Dividends and/or
distributions reinvested                    306,294          1,092,111        230,439            811,122
Redeemed                                 (5,283,912)       (18,844,764)    (3,047,285)       (10,714,961)
                                        -----------------------------------------------------------------
Net increase                              1,985,963    $     7,070,729      8,632,406    $    30,500,265
                                        =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                           PURCHASES             SALES
             ---------------------------------------------------------
             Investment securities   $    57,470,147   $    34,401,801

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             --------------------------------------
             Up to $100 million               0.50%
             Next $150 million                0.45
             Next $1.75 billion               0.40
             Over $2 billion                  0.39

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $65,260 to OFS for services to the Fund.


             72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $2,508 and $718,536, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------
July 31, 2007               $ 94,173         $ 15,589         $ 11,911         $ 22,728


             73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, respectively. During the year ended July 31, 2007, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $363,195, $6,529 and $123,677 for Class A, Class B and Class C shares, respectively. The voluntary waiver was withdrawn effective November 30, 2006.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2007, the average daily loan balance was $11,041,096 at an average daily interest rate of 5.293%. The Fund had borrowings outstanding of $1,900,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $94,100,000 and $134,600,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during


             74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND the year ended July 31, 2007 was $32,800,000. The Fund paid $46,539 in fees and $712,230 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


             75 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the period February 25, 2004 (commencement of operations) to July 31, 2005 were audited by another independent registered public accounting firm, whose report dated August 30, 2005, expressed an unqualified opinion thereon.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


             76 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.93% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


             77 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             78 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE         OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                             80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                     RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                     General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board                Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
of Trustees (since 2007),            Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of
Trustee (since 2005)                 Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                              Institute for Advanced Study (non-profit educational institute) (since May 1992); Special
                                     Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                     1999-September 2004); Trustee of Research Foundation of AIMR (investment research, non-profit)
                                     (2000-2002); Governor, Jerome Levy Economics Institute of Bard College (economics research)
                                     (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May
                                     2000-April 2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                     President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)                 management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                              Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                     2004); Director of Internet Capital Group (information technology company) (since October
                                     2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                     Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                     Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                     Corporation) (1993- 2003); President, Chief Executive Officer and Trustee of Delaware
                                     Investment Family of Funds (1993-2003); President and Board Member of Lincoln National
                                     Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003);
                                     Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.)
                                     (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc.
                                     (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director
                                     of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance
                                     Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc.
                                     (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and
                                     Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse &
                                     Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff
                                     Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 65 portfolios in the
                                     OppenheimerFunds complex.

MATTHEW P. FINK,                     Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)                 Director of ICI Education Foundation (education foundation) (October 1991-August 2006);
Age: 66                              President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                     Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees
                                     55 portfolios in the OppenheimerFunds complex.


             79 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                     A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the
Trustee (since 2005)                 OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,                Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 2005)                 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director
Age: 68                              of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of
                                     The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999);
                                     Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since
                                     1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for
                                     Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost
                                     at Duke University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                      Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2005)                 Vice President and General Auditor of American Express Company (financial services company)
Age: 64                              (July 1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                      Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2005)                 January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
                                     (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998- December 2001); Member of the Finance and Budget Committee of
                                     the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of
                                     America, Member of the Investment Committee and Board of Human Rights Watch and the Investment
                                     Committee of Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,            Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate
Trustee (since 2005)                 governance consulting and executive recruiting) (since 1993); Life Trustee of International
Age: 75                              House (non-profit educational organization); Former Trustee of The Historical Society of the
                                     Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                    Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2004)                 1996); Director of Lakes Environmental Association (environmental protection organization)
Age: 66                              (since 1996); Member of the Investment Committee of the Associated Jewish Charities of
                                     Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees
                                     55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                       President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2004)                 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                              Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                     Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                     (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                     City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


             80 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                          YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                     HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                     UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO
                                     HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of
Trustee, President and               the Manager (September 2000-March 2007); President and a director or trustee of other
Principal Executive Officer          Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
(since 2004)                         Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding
Age: 58                              company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor,
                                     Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder
                                     Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                     Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                     (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                     Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and
                                     Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                     Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                     2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                     President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                     1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                     Management LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                     Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                     2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                     (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                     Company (September 1999-August 2000); President, Chief Executive Officer and Director of MML
                                     Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                     and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989- June
                                     1998). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE
THE FUND                             AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                     10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                     CENTENNIAL, COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN
                                     OAKS, ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                  Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager
Vice President and Senior            (since January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for
Portfolio Manager                    the Fund and other Oppenheimer funds.
(since 2004)
Age: 58

DANIEL G. LOUGHRAN,                  Senior Vice President of the Manager (since April 2007); Vice President of the Manager (April
Vice President and Senior            2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Portfolio Manager                    Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2005)
Age: 43


             81 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SCOTT S. COTTIER,                    Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)          Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for
and Senior Portfolio Manager         the Fund and other Oppenheimer funds.
(since 2004)
Age: 35

TROY E. WILLIS,                      Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the
Vice President (since 2005)          Manager (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003).
and Senior Portfolio Manager         Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds
Vice President and Chief             Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March
Compliance Officer                   2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
(since 2004)                         Corporation and Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and
Age: 57                              Director of Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal              following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting               Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 2004)                 Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                              OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000),
                                     OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                     Program (charitable trust program established by the Manager) (since June 2003); Treasurer and
                                     Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                                     May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                     Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                     2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                     Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                   Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer                  (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                         1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                   Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer                  Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                         Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                              Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and                   Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Secretary                            of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
(since 2004)                         General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary
Age: 59                              and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                     and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                     plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.


             82 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ROBERT G. ZACK,                      (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
Continued                            2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                     Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                     Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                     2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                     President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                     2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President
                                     (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                                     General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following:
                                     Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                     (November 1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November
                                     2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                   Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary                  (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice
(since 2004)                         President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS
Age: 39                              Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary                  Vice President (2001-September 2004); Director (2000- September 2004) and Vice President
(since 2004)                         (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                              OppenheimerFunds complex.

KATHLEEN T. IVES,                    Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary                  2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003)
(since 2004)                         of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since
Age: 41                              October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                                     1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                     Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                     2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


             83 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2007 and $20,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $24,746 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $26,282 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007